Report of Directors Financial Review Risk Report	12 Months Ended
Dec. 31, 2024
Report of Directors Financial Review Risk Report [Abstract]
Disclosure of audited information included in report of the directors risk report
Credit Risk sub-function
(Audited)
Credit approval authorities are delegated by the Board to the Chief
Executive together with the authority to sub-delegate them. The
Credit risk sub-function in Risk is responsible for the key policies and processes for managing credit risk, which include formulating credit policies and risk rating frameworks, guiding the appetite for credit risk exposures, undertaking independent reviews and objective
assessment of credit risk, and monitoring performance and
management of portfolios.
The principal objectives of our credit risk management are:
–to maintain across HSBC a strong culture of responsible lending and a robust risk policy and control framework;
–to both partner and challenge global businesses in defining, implementing and continually re-evaluating our risk appetite under actual and scenario conditions; and
–to ensure there is independent, expert scrutiny of credit risks, their costs and their mitigation.Concentration of exposure
(Audited)
Concentrations of credit risk arise when a number of counterparties or exposures have comparable economic characteristics, or such
counterparties are engaged in similar activities or operate in the same geographical areas or industry sectors so that their collective ability to meet contractual obligations is similarly affected by changes in economic, political or other conditions. The group uses a number of controls and measures to minimise undue concentration of exposure in the group’s portfolios across industry, country and customer groups. These include portfolio and counterparty limits, approval and review controls, and stress testing.
Credit quality of financial instruments
(Audited)
Our risk rating system facilitates the internal ratings-based approach under the Basel framework adopted by the HSBC Group to support the calculation of our minimum credit regulatory capital requirement.
The five credit quality classifications encompass a range of granular internal credit rating grades assigned to wholesale and retail customers, and the external ratings attributed by external agencies to debt securities.
For debt securities and certain other financial instruments, external ratings have been aligned to the five quality classifications based upon the mapping of related Customer Risk Rating (‘CRR’) to external credit rating.
Forborne loans and advances
(Audited)
Forbearance measures consist of concessions towards an obligor that is experiencing or about to experience difficulties in meeting its financial commitments.
We continue to class loans as forborne when we modify the
contractual payment terms due to having significant concerns about the borrowers’ ability to meet contractual payments when they were due. The group definition of forborne captures non-payment-related concessions, such as covenant waivers.
For details of our policy on forbearance, see Note 1.2(i) in the financial statements.
Forborne loans and recognition of expected credit losses
(Audited)
Forborne loans expected credit loss assessments reflect the higher rates of losses typically experienced with these types of loans such that they are in stage 2 and stage 3. The higher rates are more pronounced in unsecured retail lending requiring further
segmentation. For wholesale lending, forborne loans are typically assessed individually. Credit risk ratings are intrinsic to the impairment assessments. The individual impairment assessment takes into account the higher risk of the future non-payment inherent in forborne loans.
Impairment assessment
(Audited)
For details of our impairment policies on loans and advances and financial investments see Note 1.2(i) on the financial statements.
Write-off of loans and advances
(Audited)
Under IFRS 9, write-off should occur when there is no reasonable expectation of recovering further cash flows from the financial asset.
This principle does not prohibit early write-off, which is defined in local policies to ensure effectiveness in the management of
customers in the collections process.
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes
180 days contractually delinquent. However, in exceptional
circumstances, to avoid unfair customer outcomes, deliver customer duty or meet regulatory expectations, the period may be extended further.
For secured facilities, write-off should occur upon repossession of collateral, receipt of proceeds via settlement, or determination that recovery of the collateral will not be pursued. Where these assets are maintained on the balance sheet beyond 60 months of consecutive delinquency-driven default, the prospect of recovery is reassessed.
Recovery activity, on both secured and unsecured assets, may continue after write-off.
Any unsecured exposures which are not written off at 180 days past due ('DPD'), and any secured exposures which are in ‘default’ status for 60 months or greater but are not written off, are subject to additional monitoring via the appropriate governance forums.

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
	31 Dec 2024		31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL[1]	Gross carrying/ nominal amount	Allowance for ECL[1]
	£m	£m	£m	£m
Loans and advances to customers at amortised cost	83,524	(858)	76,579	(1,088)
Loans and advances to banks at amortised cost	14,524	(3)	14,372	(1)
Other financial assets measured at amortised cost	237,475	(6)	273,728	(70)
– cash and balances at central banks	119,184	—	110,618	—
– reverse repurchase agreements – non-trading	53,612	—	73,494	—
– financial investments	12,226	—	8,861	—
– assets held for sale[2]	2,591	(3)	21,796	(64)
– prepayments, accrued income and other assets[3]	49,862	(3)	58,959	(6)
Total gross carrying amount on-balance sheet	335,523	(867)	364,679	(1,159)
Loans and other credit-related commitments	121,764	(49)	125,616	(42)
Financial guarantees[4]	2,876	(9)	2,401	(16)
Total nominal amount off-balance sheet[5]	124,640	(58)	128,017	(58)
	460,163	(925)	492,696	(1,217)

	Fair value	Memorandum allowance for ECL[6]	Fair value	Memorandum allowance for ECL[6]
	£m	£m	£m	£m
Debt instruments measured at fair value through other comprehensive income ('FVOCI')	46,649	(22)	37,427	(23)
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2 For further details on gross carrying amounts and allowances for ECL related to assets held for sale, see ‘Assets held for sale’ on page 55.
3Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Prepayments, accrued income and other assets’ as presented within the consolidated balance sheet on page 117 comprises both financial and non-financial assets, including cash collateral and settlement accounts. It also includes 'Items in course of collection from other banks' which was presented separately in 2023.
4Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
5Represents the maximum amount at risk should the contracts be fully drawn upon and client's default.
6Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in
‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2024
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	75,844	5,546	2,096	38	83,524	(56)	(107)	(677)	(18)	(858)	0.1	1.9	32.3	47.4	1.0
– personal	18,733	955	259	—	19,947	(14)	(19)	(79)	—	(112)	0.1	2.0	30.5	—	0.6
– corporate and commercial	41,386	4,375	1,628	38	47,427	(35)	(85)	(454)	(18)	(592)	0.1	1.9	27.9	47.4	1.2
– non-bank financial institutions	15,725	216	209	—	16,150	(7)	(3)	(144)	—	(154)	—	1.4	68.9	—	1.0
Loans and advances to banks at amortised cost	14,457	67	—	—	14,524	(2)	(1)	—	—	(3)	—	1.5	—	—	—
Other financial assets measured at amortised cost	237,375	59	41	—	237,475	(4)	—	(2)	—	(6)	—	—	4.9	—	—
Loan and other credit- related commitments	116,787	4,812	162	3	121,764	(14)	(24)	(11)	—	(49)	—	0.5	6.8	—	—
– personal	1,149	4	2	—	1,155	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	58,281	3,775	146	3	62,205	(12)	(22)	(10)	—	(44)	—	0.6	6.8	—	0.1
– financial	57,357	1,033	14	—	58,404	(2)	(2)	(1)	—	(5)	—	0.2	7.1	—	—
Financial guarantees[1]	2,763	69	44	—	2,876	(2)	(1)	(6)	—	(9)	0.1	1.4	13.6	—	0.3
– personal	130	1	—	—	131	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	1,288	43	43	—	1,374	(2)	(1)	(5)	—	(8)	0.2	2.3	11.6	—	0.6
– financial	1,345	25	1	—	1,371	—	—	(1)	—	(1)	—	—	100.0	—	0.1
At 31 Dec 2024	447,226	10,553	2,343	41	460,163	(78)	(133)	(696)	(18)	(925)	—	1.3	29.7	43.9	0.2
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Represents the maximum amount at risk should the contracts be fully drawn upon and client's default.

Stage 2 days past due analysis at 31 December 2024
(Audited)
	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	5,546	81	48	(107)	(3)	(1)	1.9	3.7	2.1
– personal	955	74	19	(19)	(3)	(1)	2.0	4.1	5.3
– corporate and commercial	4,375	6	28	(85)	—	—	1.9	—	—
– non-bank financial institutions	216	1	1	(3)	—	—	1.4	—	—
Loans and advances to banks at amortised cost	67	—	—	(1)	—	—	1.5	—	—
Other financial assets measured at amortised cost	59	—	—	—	—	—	—	—	—
1Up-to-date accounts in stage 2 are not shown in amounts presented above.
2The days past due amounts presented above are on a contractual basis.

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector at 31 December 2023 (continued)
(Audited)
	Gross carrying/nominal amount[2]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	%	%	%	%	%
Loans and advances to customers at amortised cost	66,356	7,881	2,310	32	76,579	(75)	(125)	(882)	(6)	(1,088)	0.1	1.6	38.2	18.8	1.4
– personal	11,447	1,370	214	—	13,031	(20)	(17)	(71)	—	(108)	0.2	1.2	33.2	—	0.8
– corporate and commercial	42,982	5,981	1,773	32	50,768	(48)	(98)	(673)	(6)	(825)	0.1	1.6	38.0	18.8	1.6
– non-bank financial institutions	11,927	530	323	—	12,780	(7)	(10)	(138)	—	(155)	0.1	1.9	42.7	—	1.2
Loans and advances to banks at amortised cost	14,256	116	—	—	14,372	(1)	—	—	—	(1)	—	—	—	—	—
Other financial assets measured at amortised cost	272,557	989	182	—	273,728	(5)	(8)	(57)	—	(70)	—	0.8	31.3	—	—
Loan and other credit- related commitments	118,242	7,197	174	3	125,616	(13)	(21)	(8)	—	(42)	—	0.3	4.6	—	—
– personal	1,246	27	3	—	1,276	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	58,225	4,815	155	3	63,198	(11)	(17)	(7)	—	(35)	—	0.4	4.5	—	0.1
– financial	58,771	2,355	16	—	61,142	(2)	(4)	(1)	—	(7)	—	0.2	6.3	—	—
Financial guarantees[1]	2,078	251	72	—	2,401	(2)	(1)	(13)	—	(16)	0.1	0.4	18.1	—	0.7
– personal	32	2	—	—	34	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	1,057	68	71	—	1,196	(1)	(1)	(13)	—	(15)	0.1	1.5	18.3	—	1.3
– financial	989	181	1	—	1,171	(1)	—	—	—	(1)	0.1	—	—	—	0.1
At 31 Dec 2023	473,489	16,434	2,738	35	492,696	(96)	(155)	(960)	(6)	(1,217)	—	0.9	35.1	17.1	0.2
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Represents the maximum amount at risk should the contracts be fully drawn upon and client's default.

Stage 2 days past due analysis at 31 December 2023 (continued)
(Audited)	Gross carrying amount			Allowance for ECL			ECL coverage %
		of which:	of which:		of which:	of which:		of which:	of which:
	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]	Stage 2	1 to 29 DPD[1,2]	30 and > DPD[1,2]
	£m	£m	£m	£m	£m	£m	%	%	%
Loans and advances to customers at amortised cost	7,881	234	298	(125)	(4)	(1)	1.6	1.7	0.3
– personal	1,370	183	87	(17)	(3)	(1)	1.2	1.6	1.1
– corporate and commercial	5,981	51	207	(98)	(1)	—	1.6	2.0	—
– non-bank financial institutions	530	—	4	(10)	—	—	1.9	—	—
Loans and advances to banks at amortised cost	116	—	10	—	—	—	—	—	—
Other financial assets measured at amortised cost	989	14	9	(8)	—	—	0.8	—	—
1Up-to-date accounts in stage 2 are not shown in amounts presented above.
2The days past due amounts presented above are on a contractual basisAssets held for sale
(Audited)
At 31 December 2024, the most material balances held for sale arose from our business in South Africa and our private banking business in
Germany.
Disclosures relating to assets held for sale are provided in the following credit risk tables, primarily where the disclosure is relevant to the measurement of these financial assets:
–'Maximum exposure to credit risk' (page 57); and
–'Distribution of financial instruments by credit quality at
31 December' (page 70).
Although there was a reclassification on the balance sheet, there was no separate income statement reclassification. As a result, charges for changes in expected credit losses and other credit impairment charges shown in the credit risk disclosures include charges relating to financial assets classified as 'assets held for sale'.
'Loans and other credit-related commitments', 'financial guarantees'
and ‘Debt instruments measured at fair value through other
comprehensive income’ as reported in credit disclosures, also include exposures and allowances relating to financial assets classified as
‘assets held for sale’.

Loans and advances to customers and banks measured at amortised cost
(Audited)
	Total gross loans and advances	Allowance for ECL
	£m	£m
As reported	98,048	(861)
Reported in ‘Assets held for sale’	887	(3)
At 31 Dec 2024	98,935	(864)
As reported	90,951	(1,089)
Reported in ‘Assets held for sale’	21,512	(64)
At 31 Dec 2023	112,463	(1,153)
At 31 December 2024, gross loans and advances of our business in
South Africa were £526m and the related allowance for ECL was
£3m. Gross loans and advances of our private banking business in
Germany were £246m and of our French life insurance business were
£115m, both with negligible allowance for ECL.
Lending balances held for sale continue to be measured at amortised cost less allowances for impairment and, therefore, such carrying amounts may differ from fair value.
These lending balances are part of associated disposal groups that are measured in their entirety at the lower of carrying amount and fair value less costs to sell. Any difference between the carrying amount of these assets and their sales price is part of the overall gain or loss on the associated disposal group as a whole.
For further details of the carrying amount and the fair value at 31 December
2024 of loans and advances to banks and customers classified as held for sale, see Note 34 on the financial statements.

Gross loans and allowance for ECL on loans and advances to customers and banks reported in ‘Assets held for sale’
(Audited)
	South Africa	German Private Banking Business	French Life Insurance Business	Total
Gross carrying amount	£m	£m	£m	£m
Loans and advances to customers at amortised cost	526	246	—	772
– personal	—	104	—	104
– corporate and commercial	467	15	—	482
– non-bank financial institutions	59	127	—	186
Loans and advances to banks at amortised cost	—	—	115	115
At 31 Dec 2024	526	246	115	887
Allowance for ECL
Loans and advances to customers at amortised cost	(3)	—	—	(3)
– personal	—	—	—	—
– corporate and commercial	(3)	—	—	(3)
– non-bank financial institutions	—	—	—	—
Loans and advances to banks at amortised cost	—	—	—	—
At 31 Dec 2024[1]	(3)	—	—	(3)

	Retail banking operations in France	Other Total
	£m	£m £m
Loans and advances to customers at amortised cost	13,319	90	13,409
– personal	10,916	—	10,916
– corporate and commercial	2,362	—	2,362
– non-bank financial institutions	41	90	131
Loans and advances to banks at amortised cost	8,103	—	8,103
At 31 Dec 2023	21,422	90	21,512
Allowance for ECL
Loans and advances to customers at amortised cost	(64)	—	(64)
– personal	(61)	—	(61)
– corporate and commercial	(3)	—	(3)
– non-bank financial institutions	—	—	—
Loans and advances to banks at amortised cost	—	—	—
At 31 Dec 2023	(64)	—	(64)
1The table above does not include disposal completed during 2024 including the sale of our Retail banking operations in France completed on 1 January 2024. For more details, please refer to business disposals as disclosed in Note 34 on the financial statements.
The table below analyses the amount of ECL charges arising from assets held for sale and assets not held for sale.

Changes in expected credit losses and other credit impairment
(Audited)
	2024	2023
	£m	£m
ECL charges arising from:
– assets held for sale	—	5
– assets not held for sale	163	164
Year ended 31 Dec	163	169
Credit exposure
Maximum exposure to credit risk
(Audited)
This section provides information on balance sheet items and their offsets as well as loan and other credit-related commitments.

‘Maximum exposure to credit risk’ table
The following table presents our maximum exposure before taking account of any collateral held or other credit enhancements (unless such enhancements meet accounting offsetting requirements). The table excludes trading assets, financial assets designated and otherwise mandatorily measured at fair value through profit and loss, and financial investments measured at fair value through other comprehensive income as their carrying amount best represents the net exposure to credit risk. Equity securities are also excluded as they are not subject to credit risk. For the financial assets recognised on the balance sheet, the maximum exposure to credit risk equals their carrying amount and is net of the allowance for ECL. For financial guarantees and other guarantees granted, it is the maximum amount that we would have to pay if the guarantees were called upon. For loan commitments and other credit-
related commitments, it is generally the full amount of the committed facilities.
The offset in the table relates to amounts where there is a legally enforceable right of offset in the event of counterparty default and where, as a result, there is a net exposure for credit risk purposes.

However, as there is no intention to settle these balances on a net basis under normal circumstances, they do not qualify for net presentation for accounting purposes. No offset has been applied to off-balance sheet collateral. In the case of derivatives, the offset column also includes collateral received in cash and other financial assets.

Other credit risk mitigants
While not disclosed as an offset in the following ‘Maximum exposure to credit risk’ table, other arrangements are in place that reduce our maximum exposure to credit risk. These include a charge over collateral on borrowers’ specific assets, such as residential properties, collateral held in the form of financial instruments that are not held on balance sheet and short positions in securities. In addition, for financial assets held as part of linked insurance/investment contracts the credit risk is predominantly borne by the policyholder. See Note
28 on the financial statements for further details of collateral in respect of certain loans and advances and derivatives.
Collateral available to mitigate credit risk is disclosed in the 'Collateral and other credit enhancement' section on page 76.

Maximum exposure to credit risk
(Audited)	2024			2023
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	£m	£m	£m	£m	£m	£m
Loans and advances to customers held at amortised cost	82,666	(8,897)	73,769	75,491	(9,322)	66,169
– personal	19,835	—	19,835	12,923	—	12,923
– corporate and commercial	46,835	(7,942)	38,893	49,943	(8,570)	41,373
– non-bank financial institutions	15,996	(955)	15,041	12,625	(752)	11,873
Loans and advances to banks at amortised cost	14,521	—	14,521	14,371	(6)	14,365
Other financial assets held at amortised cost	256,736	(4,082)	252,654	272,558	(15,283)	257,275
– cash and balances at central banks	119,184	—	119,184	110,618	—	110,618
– reverse repurchase agreements – non-trading	53,612	(4,082)	49,530	73,494	(15,283)	58,211
– financial investments	12,226	—	12,226	8,861	—	8,861
– assets held for sale	21,606	—	21,606	20,368	—	20,368
– prepayments, accrued income and other assets	50,108	—	50,108	59,217	—	59,217
Derivatives	198,172	(195,301)	2,871	174,116	(173,718)	398
Total on-balance sheet exposure to credit risk	552,095	(208,280)	343,815	536,536	(198,329)	338,207
Total off-balance sheet	150,262	—	150,262	153,695	—	153,695
– financial and other guarantees	22,305	—	22,305	21,908	—	21,908
– loan and other credit-related commitments	127,957	—	127,957	131,787	—	131,787
At 31 Dec	702,357	(208,280)	494,077	690,231	(198,329)	491,902
Credit deterioration of financial instruments
(Audited)
A summary of our current policies and practices regarding the identification, treatment and measurement of stage 1, stage 2, stage 3 (credit impaired)
and POCI financial instruments can be found in Note 1.2(i) on the financial statements.
Measurement uncertainty and
sensitivity analysis of ECL estimates
(Audited)
The recognition and measurement of ECL involves the use of
judgement and estimation. We form multiple economic scenarios, apply these forecasts to credit risk models to estimate future credit losses, and probability weight the results to determine an unbiased
ECL estimate.
Management assessed the current economic environment, reviewed the latest forecasts and discussed key risks before selecting the appropriate economic scenarios and their weightings.
The Central scenario is constructed to reflect the latest
macroeconomic expectations. Outer scenarios incorporate the
crystallisation of economic and geopolitical risks.
In the fourth quarter of 2024, the four economic scenarios were modified to reflect heightened policy uncertainty following the US election and to overcome any lags in consensus forecasts. An adjustment factor based on more recent views on expected tariffs and other policy changes was modelled and then applied to each of the economic scenarios. The effect was to lower growth expectations in our major markets, while the impact on inflation and interest rates was varied.
Management judgemental adjustments are used where modelled
ECL does not fully reflect the identified risks and related uncertainty, or to capture significant late-breaking events.
At 31 December 2024, there was an overall reduction in management judgemental adjustments compared with 31 December 2023 as
modelled outcomes better reflected the key risks at 31 December
2024.
Methodology
At 31 December 2024, four scenarios were used to capture the latest economic expectations and to articulate management’s view of the range of risks and potential outcomes. Each scenario is updated with the latest economic forecasts and distributional estimates every quarter.
Three scenarios, the Upside, Central and Downside, are drawn from consensus forecasts, market data and distributional estimates of the entire range of economic outcomes. The fourth scenario, the
Downside 2, represents management’s view of severe downside
risks. Consensus estimates are deployed as conditioning variables in a proprietary expansion of the scenario variables.
The Central scenario is deemed the ‘most likely’ scenario, and usually attracts the largest probability weighting. It is created using consensus forecasts, which is the average of a panel of external forecasts.
The outer scenarios represent the tails of the distribution and are less likely to occur. The consensus Upside and Downside scenarios are created with reference to forecast probability distributions for select markets that capture economists’ views of the entire range of economic outcomes. In the later years of these scenarios, projections revert to long-term consensus trend expectations. Reversion to trend expectations is done with reference to historically observed quarterly changes in the values of macroeconomic variables.
The fourth scenario, the Downside 2, represents management’s view of severe downside risks. It is a globally consistent, narrative-driven scenario that explores a more extreme economic outcome than those captured by the consensus scenarios. In this scenario, variables do not, by design, revert to long-term trend expectations and may instead explore alternative states of equilibrium, where economic variables move permanently away from past trends.
The consensus Downside and the consensus Upside scenarios are each constructed to be consistent with a 10% probability. The
Downside 2 is calibrated to a 5% probability. The Central scenario is assigned the remaining 75%. This weighting scheme is deemed
appropriate for the unbiased estimation of ECL in most
circumstances. However, management may depart from this
probability-based scenario weighting approach when the economic outlook and forecasts are determined to be particularly uncertain and risks are elevated.
For the fourth quarter of 2024, we assessed that consensus forecasts and distributional estimates did not adequately reflect the
consequences of the US election on the global economic outlook.
Due to the lag in forecasts there was increased uncertainty as to how tariffs would be implemented and economic policy would change. As such, scenarios have been constructed using the described standard methodology and an adjustment – to account for policy changes –
applied. The adjustment was based on a modelled update to the
Central scenario and incorporated a detailed narrative of US economic policy proposals, including specific tariff rates. The modelled results were then layered onto the Central scenario, which resulted in changes to most variables. To quantify the impact, the adjustment reduces GDP growth in our key markets by an average of 30bps and
50bps respectively, in the first two years of the Central scenario forecast. Outer scenarios were adjusted in parallel.
The scenario adjustment entailed no change in scenario probability weights, which remained in-line with our Forward Economic Guidance
('FEG') framework. Uncertainties relating to the policy outlook have been addressed in the scenarios directly. Measures of dispersion and uncertainty have remained low but may reflect lags in the consensus economic forecasting process.
Scenarios produced to calculate ECL are aligned to HSBC’s top and emerging risks.
Description of economic scenarios
The economic assumptions presented in this section have been formed by HSBC with reference to external forecasts and estimates, specifically for the purpose of calculating ECL.
Forecasts may change and remain subject to uncertainty. Outer scenarios are designed to capture the potential crystallisation of key economic and financial risks and alternative paths for economic variables.
In our key markets, the Central scenario incorporates potential impacts from anticipated changes to US economic and trade policy, including higher tariffs. The overall effect of the adjustment in our key markets is to lower GDP and raise inflation and unemployment estimates, relative to the consensus. Consequently, GDP growth and unemployment forecasts have deteriorated in the fourth quarter of
2024, compared with the fourth quarter of 2023. With regards to monetary policy, the expected path for interest rates in many of our markets is based on market futures. Interest rate expectations have increased relative to the fourth quarter of 2023, with fewer rate cuts forecast.
At the end of 2024, risks to the economic outlook included a number of significant geopolitical issues. Within our Downside scenarios, the economic consequences from the crystallisation of those risks were captured by higher commodity and goods prices, the re-acceleration of inflation, a further rise in interest rates and a global recession.
The scenarios used to calculate ECL are described below.
The consensus Central scenario
HSBC’s Central scenario reflects expectations for slower growth and high inflation and unemployment across many of our key markets.
Expectations of lower GDP growth during 2025 are driven by the assumed effects of higher tariffs, which impede trade flows, weaken consumption and deter investment. In the scenario, the US applies tariffs on key trading partners. As a direct consequence of tariffs, trade growth is expected to be lower, which in turn weighs on GDP growth. Tariffs, or the threat of them, increases uncertainty, leading to lower confidence and reduced investment.
Higher inflation is expected due to currency depreciation. The higher projected rates of inflation ensure that central banks are expected to slow the pace of interest rate reductions.
Global GDP is expected to grow by 2.5% in 2025 in the Central scenario, and the average rate of global GDP growth is forecast to be
2.6% over the five-year forecast period. This is below the average growth rate over the five-year period prior to the onset of the pandemic of 2.9%.
The key features of our Central scenario are:
–GDP growth rates across the majority of our main markets are expected to slow in 2025 and 2026, due to the implementation of higher tariffs as well as underlying structural weaknesses in some economies. The most significant slowdowns in activity are
expected to occur in the markets with the highest trade
dependence with the US. Elevated interest rates and higher price levels are also expected to continue to weigh on some consumer and corporate segments.
–In most markets, unemployment is forecast to rise moderately in
2025 as economic activity slows, although it will remain low by historical standards.
–Inflation is forecast to increase in several of our main markets, as a result of tariffs, even as services price inflation is expected to ease as wage growth moderates. However, inflation largely remains within central banks’ target ranges from 2025.
–Housing market conditions remain mixed, with more muted price growth in the UK and France.
–Challenging conditions are also forecast to continue in certain segments of the commercial property sector in a number of our key markets. Structural changes to demand in the office segment in particular have driven lower valuations.
–Policy interest rates in key markets are forecast to gradually decline further in 2025. In the longer term, they are expected to remain at a higher level than in recent years.
–The Brent crude oil price is forecast to average around $69 per barrel over the projection period.
The Central scenario was created with forecasts available in late
November and reviewed continually until the end of December 2024.
In accordance with HSBC’s scenario framework, a probability weight of 75% has been assigned to the Central scenario for the UK and
France.
The following tables describe key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario 2025–2029 (as at 4Q24)
	UK	France
GDP (annual average growth rate, %)
2025	1.2	0.9
2026	1.3	0.9
2027	1.8	1.4
2028	1.6	1.5
2029	1.6	1.4
5-year average[1]	1.5	1.2
Unemployment rate (%)
2025	4.9	7.5
2026	4.7	7.3
2027	4.5	7.2
2028	4.3	7.0
2029	4.3	7.0
5-year average[1]	4.5	7.2
House prices (annual average growth rate, %)
2025	1.4	2.1
2026	3.8	4.4
2027	4.6	4.4
2028	3.5	3.8
2029	2.7	3.1
5-year average[1]	3.2	3.6
Inflation (annual average growth rate, %)
2025	2.4	1.2
2026	2.1	1.6
2027	2.1	2.0
2028	2.0	2.3
2029	2.0	2.2
5-year average[1]	2.1	1.9
Central bank policy rate (annual average, %)
2025	4.2	2.1
2026	3.9	1.8
2027	3.8	2.0
2028	3.7	2.0
2029	3.7	2.1
5-year average[1]	3.9	2.0
1The five-year average is calculated over a projected period of 20 quarters from 1Q25 to 4Q29.

Consensus Central scenario 2024–2028 (as at 4Q23)
	UK	France
GDP (annual average growth rate, %)
2024	0.3	0.8
2025	1.2	1.5
2026	1.7	1.6
2027	1.6	1.5
2028	1.6	1.5
5-year average[1]	1.3	1.4
Unemployment rate (%)
2024	4.7	7.5
2025	4.6	7.3
2026	4.3	7.0
2027	4.2	6.8
2028	4.2	6.8
5-year average[1]	4.4	7.1
House prices (annual average growth rate, %)
2024	(5.5)	(1.0)
2025	0.1	2.4
2026	3.5	4.0
2027	3.0	4.4
2028	3.0	4.0
5-year average[1]	0.8	2.8
Inflation (annual average growth rate, %)
2024	3.2	2.7
2025	2.2	1.8
2026	2.2	1.7
2027	2.3	1.9
2028	2.3	2.1
5-year average[1]	2.4	2.0
Central bank policy rate (annual average, %)
2024	5.0	3.6
2025	4.3	2.8
2026	3.9	2.6
2027	3.8	2.6
2028	3.7	2.7
5-year average[1]	4.1	2.9
1The five-year average is calculated over a projected period of 20 quarters from 1Q24 to 4Q28.
The graphs compare the Central scenario at the year end 2023 with economic expectations at the end of 2024.
GDP growth: Comparison of Central scenarios
UK
Note: Real GDP shown as year-on-year percentage change.
France
Note: Real GDP shown as year-on-year percentage change.
The consensus Upside scenario
Compared with the Central scenario, the consensus Upside scenario features stronger economic activity in the near term, before converging to long-run trend expectations. It also incorporates a faster fall in the rate of inflation than in the Central scenario.
The scenario is consistent with a number of key upside risk themes.
These include only limited increases in tariffs and a faster fall in the rate of inflation that allows central banks to reduce interest rates more quickly. The Upside scenario would also be consistent with a de-escalation in geopolitical tensions, where the Russia-Ukraine war moves quickly towards a conclusion, tensions in the Middle East subside and there is an improvement in the US-China relations become more cordial.
The following tables describe key macroeconomic variables in the consensus Upside scenario.

Consensus Upside scenario 2025-2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-peak)[1]	11.3	(4Q29)	8.9	(4Q29)
Unemployment rate (%, min)[2]	3.5	(3Q26)	6.4	(4Q26)
House price index (%, start-to-peak)[1]	24.2	(4Q29)	22.8	(4Q29)
Inflation rate (YoY % change, min)[3]	1.4	(1Q26)	0.1	(4Q25)
Central bank policy rate (%, min)[2]	3.6	(4Q25)	1.4	(3Q25)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy interest rate in the scenario.
3Lowest projected year-on-year percentage change in inflation in the scenario.

Consensus Upside scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-peak)[1]	10.8	(4Q28)	10.4	(4Q28)
Unemployment rate (%, min)[2]	3.1	(4Q24)	6.2	(4Q25)
House price index (%, start-to-peak)[1]	13.0	(4Q28)	19.6	(4Q28)
Inflation rate (YoY % change, min)[3]	1.3	(2Q25)	1.5	(3Q24)
Central bank policy rate (%, min)[2]	3.7	(3Q28)	2.6	(2Q26)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment or policy interest rate in the scenario.
3Lowest projected year-on-year percentage change in inflation in the scenario.
Downside scenarios
Downside scenarios explore the intensification and crystallisation of a number of key economic and financial risks. These include a more material escalation of tariff policies and geopolitical tensions, which disrupt key commodity and goods markets, causing inflation and interest rates to rise, and creating a global recession.
As the geopolitical environment remains volatile and complex, risks include:
–an increase in protectionist policies, as countries that impose tariffs are met with retaliatory actions. This lowers investment, complicates international supply chains, and impedes trade flows;
–broader and more prolonged conflicts in the Middle East and between Russia and Ukraine, which further disrupt energy and food supplies; and
–continued differences between the US and China, which could affect economic confidence, and the global goods trade and supply chains for critical technologies.
High inflation and higher interest rates also remain key risks. Should tariffs increase significantly and geopolitical tensions escalate, energy and food prices could rise and increase pressure on household budgets and firms’ costs. Higher inflation and labour supply shortages could also trigger a wage-price spiral and put sustained pressure on household incomes and corporate margins. In turn, it raises the risk that central banks react by raising interest rates, leading to higher defaults and an economic recession.
The consensus Downside scenario
In the consensus Downside scenario, economic activity is weaker compared with the Central scenario. In this scenario, GDP declines, unemployment rates rise, and asset prices fall. The scenario features an increase in tariffs over and above those assumed in the Central scenario and an escalation of geopolitical tensions, which causes a rise in inflation, as supply chain constraints intensify, and energy prices rise. The scenario also features a temporary increase in interest rates above the Central scenario, before the effects of weaker consumption demand begin to dominate and commodity prices and inflation fall again.
The following tables describe key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario 2025-2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-trough)[1]	(1.0)	(4Q26)	(0.6)	(1Q26)
Unemployment rate (%, max)[2]	6.1	(4Q25)	8.3	(3Q25)
House price index (%, start-to-trough)[1]	(4.5)	(1Q26)	(0.3)	(1Q25)
Inflation rate (YoY % change, max)[3]	3.4	(4Q25)	2.6	(3Q25)
Central bank policy rate (%, max)[2]	5.0	(1Q25)	3.2	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy interest rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.

Consensus Downside scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(1.0)	(2Q25)	(0.3)	(2Q24)
Unemployment rate (%, max)[2]	6.4	(1Q25)	8.5	(4Q24)
House price index (%, start-to-trough)[1]	(12.0)	(2Q25)	(1.2)	(3Q24)
Inflation rate (YoY % change, max)[3]	4.1	(1Q24)	3.8	(2Q24)
Central bank policy rate (%, max)[2]	5.7	(1Q24)	4.2	(1Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment or policy interest rate in the scenario.
3The highest projected year-on-year percentage change in inflation in the scenario.
Downside 2 scenario
The Downside 2 scenario features a deep global recession and reflects management’s view of the tail of the economic distribution. It incorporates the crystallisation of a number of risks simultaneously, including significant increases in tariffs globally. A further escalation of geopolitical crises is also assumed, which creates severe supply disruptions to goods and energy markets.
In the scenario, as inflation surges and central banks tighten monetary policy further, consumer and business confidence falls. However, this impulse is assumed to be short-lived, as recession takes hold, causing a fall in demand, leading commodity prices to correct sharply and global price inflation to fall.
The following tables describe key macroeconomic variables in the
Downside 2 scenario.

Downside 2 scenario 2025-2029 (as at 4Q24)
	UK		France
GDP level (%, start-to-trough)[1]	(9.1)	(2Q26)	(7.9)	(2Q26)
Unemployment rate (%, max)[2]	8.4	(2Q26)	10.4	(1Q27)
House price index (%, start-to-trough)[1]	(27.2)	(4Q26)	(14.0)	(2Q27)
Inflation rate (YoY % change, max)[3]	10.1	(2Q25)	7.6	(2Q25)
Central bank policy rate (%, max)[2]	5.5	(1Q25)	4.2	(1Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy interest rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.

Downside 2 scenario 2024-2028 (as at 4Q23)
	UK		France
GDP level (%, start-to-trough)[1]	(8.8)	(2Q25)	(6.6)	(1Q25)
Unemployment rate (%, max)[2]	8.4	(2Q25)	10.2	(4Q25)
House price index (%, start-to-trough)[1]	(30.2)	(4Q25)	(14.5)	(2Q26)
Inflation rate (YoY % change, max)[3]	10.1	(2Q24)	8.6	(2Q24)
Central bank policy rate (%, max)[2]	6.0	(1Q24)	5.2	(1Q24)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2 The highest projected unemployment or policy interest rate in the scenario.
3 The highest projected year-on-year percentage change in inflation in the scenario.
The following graphs show the historical and forecasted GDP growth rate for the various economic scenarios in the UK and France.
UK
France
Scenario weighting
Scenario weightings are calibrated to probabilities that are determined with reference to consensus probability distributions. Management may then choose to vary weights if they assess that the calibration lags more recent events or does not reflect their view of the distribution of economic and geopolitical risk. Management’s view of the scenarios and the probability distribution takes into consideration the relationship of the consensus scenario to both internal and external assessments of risk.
In assessing the economic environment and the level of risk and uncertainty, management has considered both global and country-
specific factors.
In the fourth quarter of 2024, key considerations around uncertainty focused on:
–US import tariffs and bilateral tariff escalations globally, and the impact to trade and manufacturing supply chains;
–the implications of changes to monetary policy expectations on growth and employment;
–estimation and forecast uncertainty for UK unemployment given ongoing methodology updates at the Office for National Statistics;
and
–risks of an asset price correction given elevated valuations across different asset classes.
Although these factors are significant, management assessed that following the tariff-based adjustment, the Central scenario reflected the most likely future economic outcome and that outer scenarios were sufficiently well calibrated to address the crystallisation of more severe risks.
This led management to assign scenario probabilities that are aligned to the standard scenario probability calibration framework in all major markets. The Central scenario was assigned a 75% probability weighting. The consensus Upside scenario was assigned a 10%
weighting, and the consensus Downside scenario was given 10%.
The Downside 2 was assigned a 5% weighting.
In the UK, tariffs have a small direct impact on GDP growth forecasts in the Central scenario, but indirect effects would be larger through weaker trade and lower global growth. The outlook also remains weak given the only partially offsetting impacts from measures announced in the 2024-2025 Budget and higher US interest rates.
In France, recent domestic political uncertainty is the main factor weighing on reduced growth prospects, and as with other European markets, there are also assumed to be negative impacts stemming from higher US tariffs.
The following tables describe the probabilities assigned in each scenario.

Scenario weightings, %
	Standard weights	UK	France
4Q24
Upside scenario	10	10	10
Central scenario	75	75	75
Downside scenario	10	10	10
Downside 2 scenario	5	5	5

4Q23
Upside scenario	10	10	10
Central scenario	75	75	75
Downside scenario	10	10	10
Downside 2 scenario	5	5	5
At 31 December 2024, the consensus Upside and Central scenarios for all markets had a combined weighting of 85%, unchanged as at
31 December 2023. Weightings assigned to downside scenarios also remained unchanged.
Critical estimates and judgements
The calculation of ECL under IFRS 9 involved significant judgements, assumptions and estimates at 31 December 2024. These included:
–the selection and configuration of economic scenarios, given the constant change in economic conditions and distribution of
economic risks; and
–estimating the economic effects of those scenarios on ECL, where similar observable historical conditions cannot be captured by the credit risk models.
How economic scenarios are reflected in ECL
calculations
Models are used to reflect economic scenarios in ECL estimates. As described above, modelled assumptions and linkages based on
historical information could not alone produce relevant information under the conditions experienced in 2024, and management
judgemental adjustments were still required to support modelled outcomes.
We have developed globally consistent methodologies for the
application of forward economic guidance into the calculation of ECL for wholesale and retail credit risk. These standard approaches are described below, followed by the management judgemental
adjustments made, including those to reflect the circumstances experienced in 2024.
For our wholesale portfolios, a global methodology is used for the estimation of the term structure of PD and loss given default (‘LGD’).
For PDs, we consider the correlation of forward economic guidance to default rates for a particular industry in a country. For LGD calculations, we consider the correlation of forward economic guidance to collateral values and realisation rates for a particular country and industry. PDs and LGDs are estimated for the entire term structure of each instrument.
For impaired loans, allowance for ECL estimates are derived based on discounted cash flow (‘DCF’) calculations for internal forward-looking scenarios specific to individual borrower circumstances (see page
127). Probability-weighted outcomes are applied, and depending on materiality and status of the borrower, the number of scenarios considered will change. Where relevant for the case being assessed, forward economic guidance is incorporated as part of these scenarios.
LGD-driven proxy and modelled estimates are used for certain less material cases.
For our retail portfolios, the models are predominantly based on historical observations and correlations with default rates and collateral values.
For PD, the impact of economic scenarios is modelled for each portfolio, using historical relationships between default rates and macroeconomic variables. These are included within IFRS 9 ECL estimates using either economic response models or models that contain internal, external and macroeconomic variables. The
macroeconomic impact on PD is modelled over the period equal to the remaining maturity of the assets.
For LGD, the impact is modelled for mortgage portfolios by
forecasting future loan-to-value profiles for the remaining maturity of the asset, using national level house price index forecasts and applying the corresponding LGD expectation relative to the updated forecast collateral values.
For unsecured retail portfolios historically observed recovery rates are leveraged to measure loss. For both mortgages and unsecured, a limited number of portfolios utilise a macroeconomic dependent stressed LGD applied to the Downside 2 scenario.
Management judgemental adjustments
In the context of IFRS 9, management judgemental adjustments are typically short-term increases or decreases to the modelled allowance for ECL at either a customer, segment or portfolio level where management believes allowances do not sufficiently reflect the credit risk/expected credit losses at the reporting date. These can relate to risks or uncertainties that are not reflected in the models and/or to any late-breaking events with significant uncertainty, subject to management review and challenge.
This includes refining model inputs and outputs and using
adjustments to ECL based on management judgement and
quantitative analysis for impacts that are difficult to model.
The effects of management judgemental adjustments are considered for both balances and allowance for ECL when determining whether or not a significant increase in credit risk has occurred and are allocated to a stage where appropriate. This is in accordance with the internal adjustments framework.
Management judgemental adjustments are reviewed under the
governance process for IFRS 9 (as detailed in the section ‘Credit risk management’ on page 50). Review and challenge focuses on the rationale and quantum of the adjustments with a further review carried out by the second line of defence where significant. For some management judgemental adjustments, internal frameworks establish the conditions under which these adjustments should no longer be required and as such are considered as part of the governance process. This internal governance process allows management
judgemental adjustments to be reviewed regularly and, where
possible, to reduce the reliance on these through model recalibration or redevelopment, as appropriate.
The drivers of management judgemental adjustments continue to evolve with the economic environment and as new risks emerge.
In addition to management judgemental adjustments there are also
'Other adjustments', which are made to address process limitations and data/model deficiencies and can also include, where appropriate, the impact of new models where governance has sufficiently
progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
'Management judgemental adjustments' and 'Other adjustments'
constitute the total value of adjustments to modelled allowance for
ECL. For the wholesale portfolio, defaulted exposures are assessed individually, and management judgemental adjustments are made only to the performing portfolio.
Management judgemental adjustments made in estimating the
scenario-weighted reported allowance for ECL at 31 December 2024 are set out in the following table.

Management judgemental adjustments to ECL at 31 December 2024[1]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Modelled ECL (A)[3]	125	154	279
Banks, sovereigns, government entities and low-risk counterparties	—	—	—
Corporate lending adjustments	—	25	25
Inflation related adjustments	—	—	—
Other credit judgements	9	(13)	(4)
Total management judgemental adjustments (B)[4]	9	12	21
Other adjustments (C)[5]	(15)	—	(15)
Final ECL (A+B+C)[6]	119	166	285

Management judgemental adjustments to ECL at 31 December 2023[1,7]
	Retail	Wholesale[2]	Total
	£m	£m	£m
Modelled ECL (A)[3]	173	246	419
Banks, sovereigns, government entities and low-risk counterparties	—	—	—
Corporate lending adjustments	—	10	10
Inflation related adjustments	8	—	8
Other credit judgements	9	(63)	(54)
Total management judgemental adjustments (B)[4]	17	(53)	(36)
Other adjustments (C)[5]	(14)	—	(14)
Final ECL (A+B+C)[6]	176	193	369
1Management judgemental adjustments presented in the table reflect increases or (decreases) to allowance for ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit loses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model and/or to any late-breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations and data/model deficiencies and can also include, where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL.
6As presented within our internal credit risk governance (see page 50).
731 December 2023 includes the retail banking operations in France.
Management judgemental adjustments at 31 December 2024 were
an increase to allowance for ECL of £21m (31 December 2023: £36m decrease).
At 31 December 2024, wholesale management judgemental
adjustments were an increase to allowance for ECL of £12m
(31 December 2023: £53m decrease). Corporate lending adjustments were made to reflect heightened uncertainty to exposures in
automotive and industrial sectors in Germany. Other credit
judgements were due to reduction in BAU adjustments as a result of modelled outcomes better reflecting the key risks at 31 December
2024.
At 31 December 2024, retail management judgemental adjustments were an immaterial increase to allowance for ECL £9m (31 December
2023: £17m increase). Other adjustments are £15m decrease to allowance for ECL as of 31 December 2024 (31 December 2023:
£14m decrease). These adjustments are due to model limitations and country-specific risks related to future macroeconomic conditions not fully captured by the modelled output.
Economic scenarios sensitivity analysis of
ECL estimates
Management considered the sensitivity of the ECL outcome against the economic forecasts as part of the ECL governance process by recalculating the allowance for ECL under each scenario described above for selected portfolios, applying a 100% weighting to each scenario in turn. The weighting is reflected in both the determination of a significant increase in credit risk and the measurement of the resulting allowances.
The allowance for ECL calculated for the Upside and Downside scenarios should not be taken to represent the upper and lower limits of possible ECL outcomes. The impact of defaults that might occur in the future under different economic scenarios is captured by recalculating allowances for loans at the balance sheet date.
There is a particularly high degree of estimation uncertainty in numbers representing tail risk scenarios when assigned a 100%
weighting.
For wholesale credit risk exposures, the sensitivity analysis excludes allowance for ECL and financial instruments related to defaulted
(stage 3) obligors. The measurement of stage 3 ECL is relatively more sensitive to credit factors specific to the obligor than future economic scenarios, and therefore the effects of macroeconomic factors are not necessarily the key consideration when performing individual assessment of allowances for obligors in default. Loans to defaulted obligors are a small portion of the overall wholesale lending exposure, even if representing the majority of the allowance for ECL. Due to the range and specificity of the credit factors to which the ECL is sensitive, it is not possible to provide a meaningful alternative sensitivity analysis for a consistent set of risks across all defaulted obligors.
For retail mortgage exposures the sensitivity analysis includes allowance for ECL for defaulted obligors of loans and advances. This is because the retail ECL for secured mortgage portfolios, including loans in all stages, is sensitive to macroeconomic variables.
Wholesale and retail sensitivity
The wholesale and retail sensitivity tables present the 100%
weighted results. These exclude portfolios held by the insurance business and small portfolios, and as such cannot be directly compared with personal and wholesale lending presented in other credit risk tables. In both the wholesale and retail analysis, the comparative period results for Downside 2 scenarios are also not directly comparable with the current period, because they reflect different risks relative to the consensus scenarios for the period end.
The wholesale and retail sensitivity analysis are stated inclusive of management judgmental adjustments, as appropriate to each
scenario.
For both retail and wholesale portfolios, the gross carrying amount of financial instruments are the same under each scenario. For
exposures with similar risk profile and product characteristics, the sensitivity impact is therefore largely the result of changes in macroeconomic assumptions.
Wholesale analysis

IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
	UK	France
	£m	£m
At 31 December 2024
Reported allowance for ECL	39	64
Consensus Central scenario allowance for ECL	35	63
Consensus Upside scenario allowance for ECL	24	55
Consensus Downside scenario allowance for ECL	49	76
Downside 2 scenario allowance for ECL	284	99
Reported gross carrying amount	139,207	145,484

IFRS 9 ECL sensitivity to future economic conditions
	UK	France
	£m	£m
At 31 December 2023
Reported allowance for ECL	67	78
Consensus Central scenario allowance for ECL	55	81
Consensus Upside scenario allowance for ECL	38	72
Consensus Downside scenario allowance for ECL	87	99
Downside 2 scenario allowance for ECL	276	112
Reported gross carrying amount	144,215	142,389
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at
FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 74.
Retail analysis

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France
	£m	£m
At 31 December 2024
Reported allowance for ECL	2	—
Consensus Central scenario allowance for ECL	2	—
Consensus Upside scenario allowance for ECL	2	—
Consensus Downside scenario allowance for ECL	2	—
Downside 2 scenario allowance for ECL	4	—
Reported gross carrying amount	1,979	—

IFRS 9 ECL sensitivity to future economic conditions[1]
	UK	France[2]
	£m	£m
At 31 December 2023
Reported allowance for ECL	2	74
Consensus Central scenario allowance for ECL	2	74
Consensus Upside scenario allowance for ECL	2	72
Consensus Downside scenario allowance for ECL	3	75
Downside 2 scenario allowance for ECL	4	78
Reported gross carrying amount	1,925	17,187
1Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
2Included balances and allowance for ECL which have been reclassified from
‘loans and advances to customers’ to ‘assets held for sale’ in the balance sheet at 31 December 2023. This also included any balances and allowance for ECL which continue to be reported as personal lending in ‘loans and advances to customers’ that are in accordance with the basis of inclusion for retail sensitivity analysis. Disposal of our Retail banking operations in
France completed on 1 January 2024.
Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees.
In addition, a reconciliation by stage of the group’s gross carrying amount and allowances for loans and advances to banks and
customers and a reconciliation by stage of the group’s nominal amount and allowances for loan commitments and financial
guarantees were included in this section following the adoption of the recommendations of the Disclosures on Expected Credit Losses
('DECL') Taskforce's third report.
Movements are calculated on a quarterly basis and therefore fully capture stage movements between quarters. If movements were
calculated on a year-to-date basis they would only reflect the opening and closing position of the financial instrument.
The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL. The net remeasurement of ECL arising from transfer of stage represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime
(stage 2) ECL measurement basis. Net remeasurement excludes the underlying customer risk rating (‘CRR’)/PD movements of the financial instruments transferring stage. This is captured, along with other credit quality movements in the ‘changes in risk parameters – credit quality’ line item.
Changes in 'Net new and further lending/repayments' represents the impact from volume movements within the group’s lending portfolio and includes ‘New financial assets originated or purchased’, ‘assets derecognised (including final repayments)’ and ‘changes to risk parameters – further lending/repayment’.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
Transfers of financial instruments	2,460	(42)	(3,223)	47	763	(5)	—	—	—	—
– transfers from stage 1 to stage 2	(7,440)	8	7,440	(8)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	10,182	(48)	(10,182)	48	—	—	—	—	—	—
– transfers to stage 3	(390)	1	(649)	13	1,039	(14)	—	—	—	—
– transfers from stage 3	108	(3)	168	(6)	(276)	9	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	29	—	(22)	—	—	—	—	—	7
Net new and further lending/ repayments	10,816	7	(1,409)	3	(635)	322	6	(7)	8,778	325
Changes to risk parameters – credit quality	—	23	—	(31)	—	(504)	—	(5)	—	(517)
Changes to models used for ECL calculation	—	(1)	—	17	—	—	—	—	—	16
Assets written off	—	—	—	—	(257)	255	—	—	(257)	255
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(4,916)	2	(345)	2	(83)	24	—	—	(5,344)	28
Others[2]	6,588	(1)	26	(2)	(42)	117	—	—	6,572	114
At 31 Dec 2024	177,176	(74)	10,494	(133)	2,302	(694)	41	(18)	190,013	(919)
ECL income statement change for the period		58		(33)		(182)		(12)		(169)
Recoveries										2
Others										13
Total ECL income statement change for the period										(154)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2024		12 months ended 31 Dec 2024
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	£m	£m	£m
As above	190,013	(919)	(154)
Other financial assets measured at amortised cost	237,475	(6)	(6)
Non-trading reverse purchase agreement commitments	32,675	—	—
Performance and other guarantees not considered for IFRS 9			(2)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/Summary consolidated income statement	460,163	(925)	(162)
Debt instruments measured at FVOCI	46,649	(22)	(1)
Total allowance for ECL/total income statement ECL change for the period	N/A	(947)	(163)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2024, these amounted to £(0.77)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	Non credit – impaired				Credit – impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	168,371	(71)	18,059	(200)	2,536	(962)	3	—	188,969	(1,233)
Transfers of financial instruments:	690	(56)	(1,336)	89	646	(33)	—	—	—	—
– transfers from stage 1 to stage 2	(14,106)	11	14,106	(11)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	15,023	(66)	(15,023)	66	—	—	—	—	—	—
– transfers to stage 3	(247)	—	(551)	39	798	(39)	—	—	—	—
– transfers from stage 3	20	(1)	132	(5)	(152)	6	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	48	—	(26)	—	—	—	—	—	22
Net new and further lending/ repayments	4,626	(1)	(1,916)	22	(442)	125	33	—	2,301	146
Changes to risk parameters – credit quality	—	(1)	—	(28)	—	(305)	—	(6)	—	(340)
Changes to model used for ECL calculation	—	(3)	—	18	—	—	—	—	—	15
Assets written off	—	—	—	—	(248)	246	—	—	(248)	246
Credit related modifications that resulted in derecognition	—	—	—	—	(94)	75	—	—	(94)	75
Foreign exchange	(2,398)	2	(231)	2	(49)	17	—	—	(2,678)	21
Others[2]	(9,061)	(9)	869	(24)	207	(66)	(1)	—	(7,986)	(99)
At 31 Dec 2023	162,228	(91)	15,445	(147)	2,556	(903)	35	(6)	180,264	(1,147)
ECL income statement change for the period		43		(14)		(180)		(6)		(157)
Recoveries										5
Others										(12)
Total ECL income statement change for the period										(164)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees[1] (continued)
(Audited)
	At 31 Dec 2023		12 months ended 31 Dec 2023
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	£m	£m	£m
As above	180,264	(1,147)	(164)
Other financial assets measured at amortised cost	273,728	(70)	—
Non-trading reverse purchase agreement commitments	38,704	—	—
Performance and other guarantees not considered for IFRS 9			(7)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied/ Summary consolidated income statement	492,696	(1,217)	(171)
Debt instruments measured at FVOCI	37,427	(23)	2
Total allowance for ECL/total income statement ECL change for the period	N/A	(1,240)	(169)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(1.64)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in gross carrying amount and allowances for loans and advances to banks and customers
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	80,612	(76)	7,997	(125)	2,310	(882)	32	(6)	90,951	(1,089)
Transfers of financial instruments	579	(33)	(1,402)	38	823	(5)	—	—	—	—
– transfers from stage 1 to stage 2	(3,332)	7	3,332	(7)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	4,244	(38)	(4,244)	38	—	—	—	—	—	—
– transfers to stage 3	(365)	1	(571)	13	936	(14)	—	—	—	—
– transfers from stage 3	32	(3)	81	(6)	(113)	9	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	22	—	(17)	—	—	—	—	—	5
Net new and further lending/ repayments	4,724	11	(799)	7	(664)	308	6	(7)	3,267	319
Changes to risk parameters – credit quality	—	21	—	(17)	—	(493)	—	(5)	—	(494)
Changes to models used for ECL calculation	—	(3)	—	6	—	—	—	—	—	3
Assets written off	—	—	—	—	(257)	255	—	—	(257)	255
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange	(2,143)	2	(209)	2	(74)	23	—	—	(2,426)	27
Others[1]	6,529	(2)	26	(2)	(42)	117	—	—	6,513	113
At 31 Dec 2024	90,301	(58)	5,613	(108)	2,096	(677)	38	(18)	98,048	(861)
ECL income statement change for the period	—	51	—	(21)	—	(185)	—	(12)	—	(167)
Recoveries										2
Others										12
Total ECL income statement change for the period										(153)
1Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2024, these amounted to £(0.68)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in gross carrying amount and allowances for loans and advances to banks and customers (continued)
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL	Gross carrying amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	80,347	(55)	8,230	(166)	2,289	(922)	3	—	90,869	(1,143)
Transfers of financial instruments	(98)	(42)	(500)	78	598	(36)	—	—	—	—
– transfers from stage 1 to stage 2	(7,192)	10	7,192	(10)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	7,301	(51)	(7,301)	51	—	—	—	—	—	—
– transfers to stage 3	(226)	—	(465)	39	691	(39)	—	—	—	—
– transfers from stage 3	19	(1)	74	(2)	(93)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	36	—	(22)	—	—	—	—	—	14
Net new and further lending/ repayments	3,230	(9)	(923)	15	(401)	94	30	—	1,936	100
Changes to risk parameters – credit quality	—	1	—	(10)	—	(289)	—	(6)	—	(304)
Changes to models used for ECL calculation	—	2	—	4	—	—	—	—	—	6
Assets written off	—	—	—	—	(248)	246	—	—	(248)	246
Credit-related modifications that resulted in derecognition	—	—	—	—	(94)	75	—	—	(94)	75
Foreign exchange	(1,264)	1	(148)	1	(48)	17	—	—	(1,460)	19
Others[1]	(1,603)	(10)	1,338	(25)	214	(67)	(1)	—	(52)	(102)
At 31 Dec 2023	80,612	(76)	7,997	(125)	2,310	(882)	32	(6)	90,951	(1,089)
ECL income statement change for the period	—	30	—	(13)	—	(195)	—	(6)	—	(184)
Recoveries										5
Others										(20)
Total ECL income statement change for the period										(199)
1Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(1.17)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in nominal amount and allowances for loan commitments and financial guarantees[1]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2024	81,616	(15)	7,448	(22)	246	(21)	3	—	89,313	(58)
Transfers of financial instruments	1,881	(9)	(1,821)	9	(60)	—	—	—	—	—
– transfers from stage 1 to stage 2	(4,108)	1	4,108	(1)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	5,938	(10)	(5,938)	10	—	—	—	—	—	—
– transfers to stage 3	(25)	—	(78)	—	103	—	—	—	—	—
– transfers from stage 3	76	—	87	—	(163)	—	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	7	—	(5)	—	—	—	—	—	2
Net new and further lending/ repayments	6,092	(4)	(610)	(4)	29	14	—	—	5,511	6
Changes to risk parameters – credit quality	—	2	—	(14)	—	(11)	—	—	—	(23)
Changes to models used for ECL calculation	—	2	—	11	—	—	—	—	—	13
Foreign exchange	(2,773)	—	(136)	—	(9)	1	—	—	(2,918)	1
Others[2]	59	1	—	—	—	—	—	—	59	1
At 31 Dec 2024	86,875	(16)	4,881	(25)	206	(17)	3	—	91,965	(58)
ECL income statement change for the period	—	7	—	(12)	—	3	—	—	—	(2)
Recoveries										—
Others										1
Total ECL income statement change for the period										(1)
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2024, these amounted to £(0.10)bn and were classified as stage 1 with no ECL.

Reconciliation of changes in nominal amount and allowances for loan commitments and financial guarantees[1]
(Audited)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL	Nominal amount	Allowance for ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 Jan 2023	88,024	(16)	9,829	(34)	247	(40)	—	—	98,100	(90)
Transfers of financial instruments	788	(14)	(836)	11	48	3	—	—	—	—
– transfers from stage 1 to stage 2	(6,914)	1	6,914	(1)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	7,722	(15)	(7,722)	15	—	—	—	—	—	—
– transfers to stage 3	(21)	—	(86)	—	107	—	—	—	—	—
– transfers from stage 3	1	—	58	(3)	(59)	3	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	12	—	(4)	—	—	—	—	—	8
Net new and further lending/ repayments	1,396	8	(993)	7	(41)	31	3	—	365	46
Changes to risk parameters – credit quality	—	(2)	—	(18)	—	(16)	—	—	—	(36)
Changes to models used for ECL calculation	—	(5)	—	14	—	—	—	—	—	9
Foreign exchange	(1,134)	1	(83)	1	(1)	—	—	—	(1,218)	2
Others[2]	(7,458)	1	(469)	1	(7)	1	—	—	(7,934)	3
At 31 Dec 2023	81,616	(15)	7,448	(22)	246	(21)	3	—	89,313	(58)
ECL income statement change for the period	—	13	—	(1)	—	15	—	—	—	27
Recoveries										—
Others										8
Total ECL income statement change for the period										35
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
2Includes the period on period movement in exposures relating to other HSBC Group companies. As at 31 December 2023, these amounted to £(0.47)bn and were classified as stage 1 with no ECL.
Credit quality
Credit quality of financial instruments
(Audited)
We assess the credit quality of all financial instruments that are subject to credit risk. The credit quality of financial instruments is a point-in-time assessment of the PD, whereas stages 1 and 2 are determined based on relative deterioration of credit quality since initial recognition for most portfolios. Accordingly, for non-credit-impaired financial instruments, there is no direct relationship between the credit quality assessment and stages 1 and 2, although typically the lower credit quality bands exhibit a higher proportion in stage 2.
The five credit quality classifications provided below each encompass a range of granular internal credit rating grades assigned to wholesale and personal lending businesses and the external ratings attributed by external agencies to debt securities, as shown in the table on page
51.

Distribution of financial instruments by credit quality at 31 December 2024
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	41,588	17,843	19,698	2,261	2,134	83,524	(858)	82,666
– personal	16,984	1,433	1,209	62	259	19,947	(112)	19,835
– corporate and commercial	16,976	12,162	14,548	2,075	1,666	47,427	(592)	46,835
– non-bank financial institutions	7,628	4,248	3,941	124	209	16,150	(154)	15,996
Loans and advances to banks held at amortised cost	13,029	724	762	9	—	14,524	(3)	14,521
Cash and balances at central banks	119,184	—	—	—	—	119,184	—	119,184
Reverse repurchase agreements – non- trading	39,233	12,426	1,952	1	—	53,612	—	53,612
Financial investments	11,236	—	990	—	—	12,226	—	12,226
Assets held for sale	1,933	363	278	—	17	2,591	(3)	2,588
Other assets	48,187	670	975	6	24	49,862	(3)	49,859
– endorsements and acceptances	69	—	1	—	—	70	—	70
– accrued income and other	48,118	670	974	6	24	49,792	(3)	49,789
Debt instruments measured at fair value through other comprehensive income[1]	46,733	262	1,076	71	—	48,142	(22)	48,120
Out-of-scope for IFRS 9 ECL
Trading assets	31,137	9,983	8,075	1,723	32	50,950	—	50,950
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	606	1,854	928	1	—	3,389	—	3,389
Derivatives	173,222	20,632	4,163	146	9	198,172	—	198,172
Assets held for sale	2,406	—	—	—	—	2,406	—	2,406
Total gross carrying amount on balance sheet	528,494	64,757	38,897	4,218	2,216	638,582	(889)	637,693
Percentage of total credit quality (%)	82.8	10.1	6.1	0.7	0.3	100.0
Loans and other credit-related commitments	73,726	28,582	17,150	2,141	165	121,764	(49)	121,715
Financial guarantees	1,348	794	660	30	44	2,876	(9)	2,867
In-scope: Irrevocable loan commitments and financial guarantees	75,074	29,376	17,810	2,171	209	124,640	(58)	124,582
Loans and other credit-related commitments	3,159	2,217	809	50	7	6,242	—	6,242
Performance and other guarantees	9,787	5,784	3,518	240	135	19,464	(26)	19,438
Out-of-scope: Revocable loan commitments and non-financial guarantees	12,946	8,001	4,327	290	142	25,706	(26)	25,680
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments by credit quality at 31 December 2023 (continued)
(Audited)
	Gross carrying/notional amount						Allowance for ECL/ other credit provisions	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
In-scope for IFRS 9 ECL
Loans and advances to customers held at amortised cost	32,567	18,634	19,627	3,409	2,342	76,579	(1,088)	75,491
– personal	8,702	2,612	1,388	115	214	13,031	(108)	12,923
– corporate and commercial	18,044	12,815	14,876	3,228	1,805	50,768	(825)	49,943
– non-bank financial institutions	5,821	3,207	3,363	66	323	12,780	(155)	12,625
Loans and advances to banks held at amortised cost	13,247	415	710	—	—	14,372	(1)	14,371
Cash and balances at central banks	110,570	—	48	—	—	110,618	—	110,618
Reverse repurchase agreements – non- trading	57,144	13,183	3,128	39	—	73,494	—	73,494
Financial investments	8,840	—	21	—	—	8,861	—	8,861
Assets held for sale	19,461	1,232	852	95	156	21,796	(64)	21,732
Other assets	57,012	652	1,225	44	26	58,959	(6)	58,953
– endorsements and acceptances	224	6	20	—	—	250	—	250
– accrued income and other	56,788	646	1,205	44	26	58,709	(6)	58,703
Debt instruments measured at fair value through other comprehensive income[1]	35,513	2,241	760	82	—	38,596	(23)	38,573
Out-of-scope for IFRS 9 ECL
Trading assets	34,923	8,555	6,378	820	—	50,676	—	50,676
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss	2,439	965	1,536	5	—	4,945	—	4,945
Derivatives	155,106	15,499	3,457	46	8	174,116	—	174,116
Assets held for sale	101	—	—	—	—	101	—	101
Total gross carrying amount on balance sheet	526,923	61,376	37,742	4,540	2,532	633,113	(1,182)	631,931
Percentage of total credit quality (%)	83	10	6	1	0	100.0
Loans and other credit-related commitments	83,907	27,038	13,012	1,482	177	125,616	(42)	125,574
Financial guarantees	1,270	530	503	26	72	2,401	(16)	2,385
In-scope: Irrevocable loan commitments and financial guarantees	85,177	27,568	13,515	1,508	249	128,017	(58)	127,959
Loans and other credit-related commitments	3,269	2,091	806	42	5	6,213	—	6,213
Performance and other guarantees	9,582	5,357	3,917	484	208	19,548	(25)	19,523
Out-of-scope: Revocable loan commitments and non-financial guarantees	12,851	7,448	4,723	526	213	25,761	(25)	25,736
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
(Audited)
	Gross carrying/notional amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Loans and advances to customers at amortised cost	41,588	17,843	19,698	2,261	2,134	83,524	(858)	82,666
– stage 1	41,150	17,227	16,555	912	—	75,844	(56)	75,788
– stage 2	438	616	3,143	1,349	—	5,546	(107)	5,439
– stage 3	—	—	—	—	2,096	2,096	(677)	1,419
– POCI	—	—	—	—	38	38	(18)	20
Loans and advances to banks at amortised cost	13,029	724	762	9	—	14,524	(3)	14,521
– stage 1	12,983	708	758	8	—	14,457	(2)	14,455
– stage 2	46	16	4	1	—	67	(1)	66
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	219,773	13,459	4,195	7	41	237,475	(6)	237,469
– stage 1	219,771	13,432	4,170	2	—	237,375	(4)	237,371
– stage 2	2	27	25	5	—	59	—	59
– stage 3	—	—	—	—	41	41	(2)	39
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	73,726	28,582	17,150	2,141	165	121,764	(49)	121,715
– stage 1	73,328	26,774	15,172	1,513	—	116,787	(14)	116,773
– stage 2	398	1,808	1,978	628	—	4,812	(24)	4,788
– stage 3	—	—	—	—	162	162	(11)	151
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	1,348	794	660	30	44	2,876	(9)	2,867
– stage 1	1,348	785	626	4	—	2,763	(2)	2,761
– stage 2	—	9	34	26	—	69	(1)	68
– stage 3	—	—	—	—	44	44	(6)	38
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2024	349,464	61,402	42,465	4,448	2,384	460,163	(925)	459,238
Debt instruments at FVOCI[1]
– stage 1	46,694	262	1,072	—	—	48,028	(7)	48,021
– stage 2	39	—	4	71	—	114	(15)	99
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2024	46,733	262	1,076	71	—	48,142	(22)	48,120

Loans and advances to customers at amortised cost	32,567	18,634	19,627	3,409	2,342	76,579	(1,088)	75,491
– stage 1	31,644	17,295	16,071	1,346	—	66,356	(75)	66,281
– stage 2	923	1,339	3,556	2,063	—	7,881	(125)	7,756
– stage 3	—	—	—	—	2,310	2,310	(882)	1,428
– POCI	—	—	—	—	32	32	(6)	26
Loans and advances to banks at amortised cost	13,247	415	710	—	—	14,372	(1)	14,371
– stage 1	13,220	414	622	—	—	14,256	(1)	14,255
– stage 2	27	1	88	—	—	116	—	116
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	253,027	15,067	5,274	178	182	273,728	(70)	273,658
– stage 1	252,841	14,788	4,843	85	—	272,557	(5)	272,552
– stage 2	186	279	431	93	—	989	(8)	981
– stage 3	—	—	—	—	182	182	(57)	125
– POCI	—	—	—	—	—	—	—	—
Loans and other credit-related commitments	83,907	27,038	13,012	1,482	177	125,616	(42)	125,574
– stage 1	81,341	25,083	10,962	856	—	118,242	(13)	118,229
– stage 2	2,566	1,955	2,050	626	—	7,197	(21)	7,176
– stage 3	—	—	—	—	174	174	(8)	166
– POCI	—	—	—	—	3	3	—	3
Financial guarantees	1,270	530	503	26	72	2,401	(16)	2,385
– stage 1	1,269	483	322	4	—	2,078	(2)	2,076
– stage 2	1	47	181	22	—	251	(1)	250
– stage 3	—	—	—	—	72	72	(13)	59
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	384,018	61,684	39,126	5,095	2,773	492,696	(1,217)	491,479
Debt instruments at FVOCI[1]
– stage 1	35,473	2,241	722	—	—	38,436	(9)	38,427
– stage 2	40	—	38	82	—	160	(14)	146
– stage 3	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—
At 31 Dec 2023	35,513	2,241	760	82	—	38,596	(23)	38,573
1For the purposes of this disclosure, gross carrying amount is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying amount of debt instruments at FVOCI as presented above will not reconcile to the balance sheet as it excludes fair value gains and losses.
Credit‑impaired loans
(Audited)
The group determines that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether:
–contractual payments of either principal or interest are past due for more than 90 days;
–there are other indications that the borrower is unlikely to pay, such as when a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition; and
–the loan is otherwise considered to be in default. If such
unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans which are considered defaulted or otherwise credit impaired.
Collateral and other credit enhancement
(Audited)
Although collateral can be an important mitigant of credit risk, it is the group’s practice to lend on the basis of the customer’s ability to meet their obligations out of cash flow resources rather than placing primary reliance on collateral and other credit risk enhancements.
Depending on the customer’s standing and the type of product, facilities may be provided without any collateral or other credit enhancements. For other lending, a charge over collateral is obtained and considered in determining the credit decision and pricing. In the event of default, the group may utilise the collateral as a source of repayment.
Depending on its form, collateral can have a significant financial effect in mitigating our exposure to credit risk. Where there is sufficient collateral, an expected credit loss is not recognised. This is the case for reverse repurchase agreements and for certain loans and
advances to customers where the loan to value (‘LTV’) is very low.
Mitigants may include a charge on borrowers’ specific assets, such as real estate or financial instruments. Other credit risk mitigants include short positions in securities and financial assets held as part of linked insurance/investment contracts where the risk is predominantly borne by the policyholder. Additionally, risk may be managed by employing other types of collateral and credit risk enhancements, such as second charges, other liens and unsupported guarantees. Guarantees are normally taken from corporates and export credit agencies.
Corporates would normally provide guarantees as part of a parent/
subsidiary relationship and span a number of credit grades. The export credit agencies will normally be investment grade.
Certain credit mitigants are used strategically in portfolio management activities. While single name concentrations arise in portfolios managed by Global Banking and Corporate Banking, it is only in Global
Banking that their size requires the use of portfolio level credit mitigants. Across Global Banking, risk limits and utilisations, maturity profiles and risk quality are monitored and managed proactively. This process is key to the setting of risk appetite for these larger, more complex, geographically distributed customer groups. While the principal form of risk management continues to be at the point of exposure origination, through the lending decision-making process,
Global Banking also utilises loan sales and credit default swap (‘CDS’)
hedges to manage concentrations and reduce risk.
These transactions are the responsibility of a dedicated Global
Banking portfolio management team. Hedging activity is carried out within agreed credit parameters, and is subject to market risk limits and a robust governance structure. Where applicable, CDSs are entered into directly with a central clearing house counterparty.
Otherwise, our exposure to CDS protection providers is diversified among mainly banking counterparties with strong credit ratings.
CDS mitigants are held at portfolio level and are not included in the expected credit loss calculations. CDS mitigants are not reported in the following tables.
Collateral on loans and advances
Collateral held is analysed for other corporate, commercial and financial (non-bank) lending. The following table includes off-balance sheet loan commitments, primarily undrawn credit lines.
The collateral measured in the following table consists of charges over cash and marketable financial instruments. The values in the table represent the expected market value on an open market basis, actual values realised are a function of market conditions. No adjustment has been made to the collateral for any expected costs of recovery. Marketable securities are measured at their fair value.
Other types of collateral such as unsupported guarantees and floating charges over the assets of a customer’s business are not measured in the following table. While such mitigants have value, often providing rights in insolvency, their assignable value is not sufficiently certain and they are therefore assigned no value for disclosure purposes.
The LTV ratios presented are calculated by directly associating loans and advances with the collateral that individually and uniquely supports each facility. When collateral assets are shared by multiple loans and advances, whether specifically or, more generally, by way of an all monies charge, the collateral value is pro-rated across the loans and advances protected by the collateral.
For credit-impaired loans, the collateral values cannot be directly compared with impairment allowances recognised. The LTV figures use open market values with no adjustments, actual values realised are a function of market conditions. Impairment allowances are calculated on a different basis, by considering other cash flows and adjusting collateral values for costs of realising collateral as explained further on page 127Other corporate, commercial and financial (non-bank) loans and advances
Other corporate, commercial and financial (non-bank) loans are analysed in the following table, which focuses on the countries containing the majority of our loans and advances balances. For financing activities in other corporate and commercial lending, collateral value is not strongly correlated to principal repayment performance.
Collateral values are generally refreshed when an obligor’s general credit performance deteriorates and we have to assess the likely performance of secondary sources of repayment should it prove necessary to rely on them.

Wholesale lending – other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries/territories (by stage)
(Audited)
	Gross carrying/nominal amount					ECL coverage
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	%	%	%	%	%
Not collateralised	125,338	7,660	1,254	4	134,256	—	1.0	42.8	—	0.5
Fully collateralised by LTV ratio	11,789	762	109	—	12,660	0.1	1.2	10.1	—	0.2
– less than 50%	5,211	289	17	—	5,517	0.1	1.4	23.5	—	0.2
– 51% to 75%	2,298	143	13	—	2,454	—	0.7	30.8	—	0.2
– 76% to 90%	1,139	34	3	—	1,176	0.1	2.9	33.3	—	0.3
– 91% to 100%	3,141	296	76	—	3,513	—	1.0	2.6	—	0.2
Partially collateralised (A): LTV > 100%	4,056	755	469	—	5,280	—	1.9	6.8	—	0.9
– collateral value on A	3,230	419	147	—	3,796
Total at 31 Dec 2024	141,183	9,177	1,832	4	152,196	—	1.1	31.7	—	0.5
of which: UK
Not collateralised	47,979	2,314	544	3	50,840	—	1.3	56.4	—	0.7
Fully collateralised by LTV ratio	4,838	169	3	—	5,010	—	0.6	66.7	—	0.1
– less than 50%	1,521	79	—	—	1,600	—	1.3	—	—	0.1
– 51% to 75%	894	88	1	—	983	—	—	—	—	—
– 76% to 90%	502	—	—	—	502	—	—	—	—	—
– 91% to 100%	1,921	2	2	—	1,925	—	—	100.0	—	0.1
Partially collateralised (B): LTV > 100%	113	2	4	—	119	—	—	25.0	—	0.8
– collateral value on B	76	—	1	—	77
Total UK at 31 Dec 2024	52,930	2,485	551	3	55,969	—	1.2	56.3	—	0.6
of which: France
Not collateralised	58,509	3,513	322	1	62,345	—	0.8	38.2	—	0.3
Fully collateralised by LTV ratio	3,430	171	83	—	3,684	0.1	0.6	2.4	—	0.1
– less than 50%	1,904	107	3	—	2,014	0.1	0.9	—	—	0.1
– 51% to 75%	1,037	44	4	—	1,085	0.1	—	25.0	—	0.2
– 76% to 90%	238	15	2	—	255	—	—	50.0	—	0.4
– 91% to 100%	251	5	74	—	330	—	—	—	—	—
Partially collateralised (C): LTV > 100%	2,858	643	406	—	3,907	—	0.3	5.2	—	0.6
– collateral value on C	2,239	394	111	—	2,744
Total France at 31 Dec 2024	64,797	4,327	811	1	69,936	—	0.7	18.0	—	0.3

Not collateralised	115,898	10,983	1,617	6	128,504	—	1.0	43.8	—	0.7
Fully collateralised by LTV ratio	8,709	908	101	—	9,718	0.1	1.2	23.8	—	0.4
– less than 50%	2,221	342	41	—	2,604	0.2	1.5	24.4	—	0.7
– 51% to 75%	1,830	196	29	—	2,055	0.1	1.0	20.7	—	0.4
– 76% to 90%	336	149	13	—	498	—	0.7	38.5	—	1.2
– 91% to 100%	4,322	221	18	—	4,561	—	1.8	22.2	—	0.2
Partially collateralised (A): LTV > 100%	3,709	821	404	1	4,935	0.1	0.5	12.1	—	1.1
– collateral value on A	2,963	595	135	1	3,694
Total at 31 Dec 2023	128,316	12,712	2,122	7	143,157	—	1.0	36.8	—	0.7
of which: UK
Not collateralised	42,157	5,901	622	—	48,680	—	0.9	38.7	—	0.6
Fully collateralised by LTV ratio	4,464	168	11	—	4,643	—	—	27.3	—	0.1
– less than 50%	654	119	6	—	779	—	—	16.7	—	0.1
– 51% to 75%	1,031	47	3	—	1,081	—	—	—	—	—
– 76% to 90%	33	—	2	—	35	—	—	100.0	—	5.7
– 91% to 100%	2,746	2	—	—	2,748	—	—	—	—	—
Partially collateralised (B): LTV > 100%	229	19	7	—	255	—	—	42.9	—	1.2
– collateral value on B	150	—	2	—	152
Total UK at 31 Dec 2023	46,850	6,088	640	—	53,578	—	0.9	38.6	—	0.6
of which: France
Not collateralised	59,349	2,634	715	6	62,704	—	1.1	53.8	—	0.7
Fully collateralised by LTV ratio	2,110	341	26	—	2,477	0.1	1.2	15.4	—	0.4
– less than 50%	1,047	146	12	—	1,205	0.1	0.7	16.7	—	0.3
– 51% to 75%	614	115	4	—	733	0.2	0.9	25.0	—	0.4
– 76% to 90%	87	19	8	—	114	—	—	12.5	—	0.9
– 91% to 100%	362	61	2	—	425	—	3.3	50.0	—	0.7
Partially collateralised (C): LTV > 100%	3,038	787	390	1	4,216	—	0.4	10.0	—	1.0
– collateral value on C	2,418	583	129	1	3,131
Total France at 31 Dec 2023	64,497	3,762	1,131	7	69,397	—	1.0	37.8	—	0.7

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	%	%	%	%
Fully collateralised by LTV ratio	6,858	759	137	7,754	0.1	1.7	21.9	0.6
– less than 50%	2,869	403	57	3,329	—	1.0	14.0	0.4
– 51% to 70%	2,885	257	49	3,191	0.1	1.6	20.4	0.5
– 71% to 80%	796	59	9	864	0.1	3.4	33.3	0.7
– 81% to 90%	261	29	11	301	—	6.9	36.4	2.0
– 91% to 100%	47	11	11	69	—	9.1	45.5	8.7
Partially collateralised (A): LTV > 100%	32	12	51	95	—	25.0	64.7	37.9
– collateral value on A	23	11	29	63
Total at 31 Dec 2024	6,890	771	188	7,849	0.1	2.1	33.5	1.1
of which: UK
Fully collateralised by LTV ratio	2,703	585	27	3,315	—	—	11.1	0.1
– less than 50%	1,025	311	13	1,349	—	—	7.7	0.1
– 51% to 70%	1,040	209	13	1,262	—	—	15.4	0.2
– 71% to 80%	440	44	1	485	—	—	10.9	—
– 81% to 90%	173	18	—	191	—	—	—	—
– 91% to 100%	25	3	—	28	—	—	—	—
Partially collateralised (A): LTV > 100%	5	—	—	5	—	—	—	—
– collateral value on B	1	—	—	1
Total UK at 31 Dec 2024	2,708	585	27	3,320	—	—	11.1	0.1
of which: France
Fully collateralised by LTV ratio	273	4	6	283	—	3.3	13.3	0.4
– less than 50%	107	1	4	112	—	2.5	—	0.1
– 51% to 70%	125	1	2	128	—	4.5	27.5	0.5
– 71% to 80%	26	2	—	28	—	2.5	—	—
– 81% to 90%	12	—	—	12	—	—	—	—
– 91% to 100%	3	—	—	3	—	—	—	—
Partially collateralised (A): LTV > 100%	5	—	12	17	—	—	66.7	47.1
– collateral value on C	5	—	—	5
Total France at 31 Dec 2024	278	4	18	300	—	—	44.4	2.7
of which: Switzerland
Fully collateralised by LTV ratio	1,165	—	4	1,169	0.1	—	50.0	0.3
– less than 50%	400	—	4	404	—	—	50.0	0.5
– 51% to 70%	703	—	—	703	—	—	—	0.1
– 71% to 80%	62	—	—	62	—	—	—	—
– 81% to 90%	—	—	—	—	—	—	—	—
– 91% to 100%	—	—	—	—	—	—	—	—
Partially collateralised (A): LTV > 100%	—	—	—	—	—	—	—	—
– collateral value on D	—	—	—	—
Total Switzerland at 31 Dec 2024	1,165	—	4	1,169	0.1	—	50.0	0.3

Personal lending – residential mortgage loans including loan commitments by level of collateral for key countries/territories by stage (continued)
(Audited)
	Gross carrying/nominal amount				ECL coverage
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	%	%	%	%
Fully collateralised by LTV ratio	5,019	1,011	125	6,155	0.3	1.2	22.4	0.9
– less than 50%	2,320	448	59	2,827	0.2	0.9	15.3	0.6
– 51% to 70%	1,753	352	28	2,133	0.2	1.1	21.4	0.7
– 71% to 80%	594	121	11	726	0.5	1.7	27.3	1.1
– 81% to 90%	271	59	15	345	0.7	1.7	33.3	2.3
– 91% to 100%	81	31	12	124	1.2	3.2	41.7	5.6
Partially collateralised (A): LTV > 100%	77	19	68	164	—	15.8	52.9	23.8
– collateral value on A	33	16	54	103
Total at 31 Dec 2023	5,096	1,030	193	6,319	0.3	1.5	33.2	1.5
of which: UK
Fully collateralised by LTV ratio	1,752	814	10	2,576	—	—	10.0	—
– less than 50%	863	354	9	1,226	—	—	11.1	0.1
– 51% to 70%	559	295	1	855	—	—	—	—
– 71% to 80%	179	96	—	275	—	—	—	—
– 81% to 90%	102	48	—	150	—	—	—	—
– 91% to 100%	49	21	—	70	—	—	—	—
Partially collateralised (B): LTV > 100%	9	1	—	10	—	—	—	—
– collateral value on B	3	1	—	4
Total UK at 31 Dec 2023	1,761	815	10	2,586	—	—	10.0	—
of which: France
Fully collateralised by LTV ratio	280	36	6	322	—	—	16.7	0.3
– less than 50%	108	17	5	130	—	—	—	—
– 51% to 70%	126	15	—	141	—	—	—	—
– 71% to 80%	30	3	—	33	—	—	—	—
– 81% to 90%	14	1	—	15	—	—	—	—
– 91% to 100%	2	—	1	3	—	—	100.0	33.3
Partially collateralised (C): LTV > 100%	4	—	14	18	—	—	64.3	50.0
– collateral value on C	4	—	14	18
Total France at 31 Dec 2023	284	36	20	340	—	—	50.0	2.9
Approach and policy
(Audited)
Our objective in the management of treasury risk is to maintain appropriate levels of capital, liquidity, funding, foreign exchange and market risk to support our business strategy, and meet our regulatory and stress testing-related requirements.
Our approach to treasury management is driven by our strategic and organisational requirements, and considers the regulatory, economic and commercial environment. We aim to maintain a strong capital and liquidity base to support the risks inherent in our business and invest in accordance with our strategy, to meet regulatory requirements at all times.
Our policy is underpinned by our risk management framework. The risk management framework incorporates a number of measures
aligned to our assessment of risks for both internal and regulatory purposes. These risks include credit, market, operational, pensions, structural and transactional foreign exchange risk, and interest rate risk in the banking book.
For further details, refer to our Pillar 3 Disclosures at 31 December 2024.
Non-trading portfolios
Value at risk of the non-trading portfolios
(Audited)
The non-trading VaR in 2024 was driven by interest rate risk in the banking book arising from Markets Treasury and ALCM book
positions. The non-trading VaR averaged £120.7m this year, with the high in 2Q24 at £216.3m and low of £54.8m coming in 3Q24.
Markets remained volatile throughout 2024 driven by geopolitical events, persistent levels of inflation and economic growth concerns that delayed the pace of central bank interest rate cuts. Non-trading
VaR trended upwards in the first half of 2024 as yields moved higher as inflation data delayed the rate cut cycle and the Markets Treasury business increased G3 sovereign bond holdings on an outright basis, reaching a peak in the non-trading VaR of £216.3m. As expectations of economic conditions improved and central banks began their first rate cuts, yields fell and Markets Treasury positions were reduced in
3Q24 bringing the VaR down to the low of £54.8m. Towards the end of the year, bond yields increased again on fiscal and political developments and outright positions increased again, finishing the year at a VaR of £133.7m.
The group’s non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 10 day
(Audited)
	Interest rate ('IR')	Credit spread ('CS')	Portfolio diversification[1]	Total[2]
	£m	£m	£m	£m
Balance at 31 Dec 2024	101.0	41.1	(8.4)	133.7
Average	114.4	38.0	(31.6)	120.7
Maximum	202.3	57.7		216.3
Minimum	41.5	29.1		54.8

Balance at 31 Dec 2023[3]	101.1	23.9	(21.5)	103.5
Average	91.0	26.1	(25.5)	91.6
Maximum	126.5	42.0		118.3
Minimum	45.8	19.3		53.4
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The total VaR is non-additive across risk types due to diversification effect.
3From 1Q24, we adopted a methodology change to measure non-trading VaR over a 10 day holding period as opposed to 1 day in order to better reflect longer average time horizons in the management of non-trading portfolios compared with trading portfolios. Comparative data at 31 December 2023 has been restated
on a 10 day basis accordingly, using a scalar approach that results in restated numbers being approximately three times higher than previously reported 1 day basis numbers.

Own funds disclosure
(Audited)
		At
		31 Dec 2024	31 Dec 2023
Ref*		£m	£m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves^
1	Capital instruments and the related share premium accounts	4,379	1,801
	– ordinary shares	4,379	1,801
2	Retained earnings[1]	24,328	23,969
3	Accumulated other comprehensive income (and other reserves)[1]	(6,448)	(6,083)
5	Minority interests (amount allowed in consolidated CET1)	89	77
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	716	742
6	Common equity tier 1 capital before regulatory adjustments	23,064	20,506
28	Total regulatory adjustments to common equity tier 1	(1,168)	(1,276)
29	Common equity tier 1 capital	21,896	19,230
36	Additional tier 1 capital before regulatory adjustments	3,932	3,941
43	Total regulatory adjustments to additional tier 1 capital	—	(47)
44	Additional tier 1 capital	3,932	3,894
45	Tier 1 capital	25,828	23,124
51	Tier 2 capital before regulatory adjustments	15,835	14,403
57	Total regulatory adjustments to tier 2 capital	(357)	(396)
58	Tier 2 capital	15,478	14,007
59	Total capital	41,306	37,131
*The references identify the lines prescribed in the template, that are applicable and where there is a value.
^Figures have been prepared on an IFRS 9 transitional basis. At 31 December 2024, the IFRS 9 add-back to CET1 capital and the related tax have not been applied as they were immaterial.
1We have updated the classification between components of shareholders’ equity to present ‘Retained Earnings’ separately in Row 2 and ‘Accumulated other comprehensive income (and other reserves)’ in Row 3. The comparatives have been aligned accordingly.
Market risk governance
(Audited)
The following diagram summarises the main business areas where trading market risks reside, and the market risk measures used to monitor and limit exposures.

Risk types	Trading risk
–Foreign exchange and commodities –Interest rates –Credit spreads –Equities
Risk measure	Value at risk | Sensitivity | Stress testing
Where appropriate, we apply similar risk management policies and measurement techniques to trading portfolios. Our objective is to manage and control market risk exposures to optimise return on risk while maintaining a market profile consistent with our established risk appetite.
Market risk is managed and controlled through limits approved by the group Chief Risk Officer. These limits are allocated across business lines and to the group and its subsidiaries. The majority of HSBC’s total VaR and almost all trading VaR reside in GBM. Each major operating entity has an independent market risk management and control sub-function, which is responsible for measuring, monitoring and reporting market risk exposures against limits on a daily basis.
The Traded Risk function enforces the controls around trading in permissible instruments approved for each site as well as following completion of the new product approval process. Traded Risk also restricts trading in the more complex derivative products to offices with appropriate levels of product expertise and robust control systems.
Trading portfolios
Value at risk of the trading portfolios
(Audited)
The Trading VaR predominantly resides within Markets Securities
Services where it amounted to £21.8m as of 31 December 2024
compared with £25.4m as of 31 December 2023. The Trading VaR peaked at £37.2m in February mostly owing to the sensitivity of the trading book to interest rates. Throughout the year, the Var was quite volatile and while it started at relatively elevated levels during the first half of the year, it decreased during the last quarter when Central banks began their easing cycles.
The group’s trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day
(Audited)
	Foreign exchange ('FX') and commodity	Interest rate ('IR')	Equity ('EQ')	Credit Spread ('CS')	Portfolio Diversification[1]	Total[2]
	£m	£m	£m	£m	£m	£m
Balance at 31 Dec 2024	6.9	11.2	12.6	4.6	(13.5)	21.8
Average	8.3	17.5	10.4	6.5	(16.5)	26.2
Maximum	14.8	27.8	13.4	9.3		37.2
Minimum	4.2	7.8	8.1	4.1		18.5

Balance at 31 Dec 2023	6.2	20.1	11.0	5.2	(17.0)	25.4
Average	11.4	25.8	10.0	9.2	(24.1)	32.3
Maximum	17.2	50.2	14.7	12.7		55.4
Minimum	5.6	13.8	7.8	5.2		19.0
1Portfolio diversification is the market risk dispersion effect of holding a portfolio containing different risk types. It represents the reduction in unsystematic market risk that occurs when combining a number of different risk types, for example, interest rate, equity and foreign exchange, together in one portfolio. It is measured as the difference between the sum of the VaR by individual risk type and the combined total VaR. A negative number represents the benefit of portfolio diversification. As the maximum occurs on different days for different risk types, it is not meaningful to calculate a portfolio diversification benefit for this measure.
2The total VaR is non-additive across risk types due to diversification effect and it includes VaR RNIV.
Governance
(Audited)
Insurance manufacturing risks are managed to a defined risk appetite, which is aligned to the bank’s risk appetite and risk management framework, including the three lines of defence model. For details on the governance framework, see page 28. The HSBC Group Insurance
Risk Management Meeting oversees the control framework globally and is accountable to the WPB Risk Management Meeting on risk matters relating to the insurance business.
The monitoring of the risks within the insurance operations is carried out by Insurance Risk teams. The Bank’s risk stewardship functions support the Insurance Risk teams in their respective areas of expertise.
Stress and scenario testing
(Audited)
Stress testing forms a key part of the risk management framework for the insurance business. We participate in local and HSBC Group-wide regulatory stress tests, as well as individual country insurance regulatory stress tests. The results of these stress tests and the adequacy of management action plans to mitigate these risks are considered in the HSBC Bank plc ICAAP and the entities’ regulatory
Own Risk and Solvency Assessments ('ORSAs'), which are produced by all material entities.
Management and mitigation of key risk types
Market risk
(Audited)
All our insurance manufacturing subsidiaries have market risk mandates and limits that specify the investment instruments in which they are permitted to invest and the maximum quantum of market risk that they may retain. They manage market risk by using, amongst others, some or all of the techniques listed below, depending on the nature of the contracts written:
–We are able to adjust bonus rates to manage the liabilities to policyholders for products with participating features. The effect is that a significant portion of the market risk is borne by the policyholder.
–We use asset and liability matching where asset portfolios are structured to support projected liability cash flows. The group manages its assets using an approach that considers asset quality, diversification, cash flow matching, liquidity, volatility and target investment return. We use models to assess the effect of a range of future scenarios on the values of financial assets and associated liabilities, and ALCOs employ the outcomes in determining how best to structure asset holdings to support liabilities.
–We use derivatives and other financial instruments to protect against adverse market movements.
–We design new products to mitigate market risk, such as changing the investment return sharing portion between policyholders and the shareholder.
Credit risk
(Audited)
Our insurance manufacturing subsidiaries also have credit risk mandates and limits within which they are permitted to operate, which consider the credit risk exposure, quality and performance of their investment portfolios. Our assessment of the creditworthiness of issuers and counterparties is based primarily upon internationally recognised credit ratings and other publicly available information.
Stress testing is performed on investment credit exposures using credit spread sensitivities and default probabilities.
We use a number of tools to manage and monitor credit risk. These include a credit report containing a watch-list of investments with current credit concerns, primarily investments that may be at risk of future impairment or where high concentrations to counterparties are present in the investment portfolio. Sensitivities to credit spread risk are assessed and monitored regularly.
Capital and liquidity risk
(Audited)
Capital risk for our insurance manufacturing subsidiaries is assessed in the group’s ICAAP based on their financial capacity to support the risks to which they are exposed. Capital adequacy is assessed on both the group’s economic capital basis, and the relevant local insurance regulatory basis.
Risk appetite buffers are set to ensure that the operations are able to remain solvent, allowing for business-as-usual volatility and extreme but plausible stress events.
Liquidity risk is less material for the insurance business. It is managed by cash flow matching and maintaining sufficient cash resources, investing in high credit-quality investments with deep and liquid markets, monitoring investment concentrations and restricting them where appropriate, and establishing committed contingency
borrowing facilities.
Insurance manufacturing subsidiaries complete quarterly liquidity risk reports and an annual review of the liquidity risks to which they are exposed.
Insurance underwriting risk
(Audited)
Our insurance manufacturing subsidiaries primarily use the following frameworks and processes to manage and mitigate insurance
underwriting risks:
–a formal approval process for launching new products or making changes to products;
–a product pricing and profitability framework, which requires initial and ongoing assessment of the adequacy of premiums charged on new insurance contracts to meet the risks associated with them;
–a framework for customer underwriting;
–reinsurance, which cedes risks to third-party reinsurers to keep risks within risk appetite, reduce volatility and improve capital efficiency; and
–oversight by financial reporting committees and actuarial review committees in each of our entities of the methodology and
assumptions that underpin IFRS 17 reporting.
Insurance manufacturing operations risk in 2024
Measurement
The following table shows the composition of assets and liabilities by contract type.

Balance sheet of insurance manufacturing subsidiaries by type of contract
(Audited)
	Life direct participating and investment DPF contracts[1]	Life other[2]	Other contracts[3]	Shareholder assets and liabilities	Total
At 31 Dec 2024	£m	£m	£m	£m	£m
Financial assets	3,749	48	1,026	421	5,244
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,223	32	1,018	365	4,638
– derivatives	5	—	—	—	5
– financial investments – at amortised cost	—	—	—	1	1
– financial investments at fair value through other comprehensive income	—	—	—	—	—
– other financial assets[4]	521	16	8	55	600
Insurance contract assets	—	38	—	—	38
Reinsurance contract assets	—	132	—	—	132
Other assets and investment properties[5]	18,229	1	—	1,176	19,406
Total assets at 31 Dec 2024	21,978	219	1,026	1,597	24,820
Liabilities under investment contracts designated at fair value	—	—	1,078	—	1,078
Insurance contract liabilities	3,165	259	—	—	3,424
Reinsurance contract liabilities	—	38	—	—	38
Deferred tax	—	—	—	9	9
Other liabilities[5]	17,355	32	—	1,761	19,148
Total liabilities at 31 Dec 2024	20,520	329	1,078	1,770	23,697
Total equity	—	—	—	1,123	1,123
Total liabilities and equity at 31 Dec 2024	20,520	329	1,078	2,893	24,820

Financial assets	21,284	101	942	1,331	23,658
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13,101	78	935	776	14,890
– derivatives	92	—	—	5	97
– financial investments – at amortised cost	218	—	—	14	232
– financial investments at fair value through other comprehensive income	6,947	—	—	452	7,399
– other financial assets[4]	926	23	7	84	1,040
Insurance contract assets	—	41	—	—	41
Reinsurance contract assets	—	145	—	—	145
Other assets and investment properties	748	75	—	82	905
Total assets at 31 Dec 2023	22,032	362	942	1,413	24,749
Liabilities under investment contracts designated at fair value	—	—	1,002	—	1,002
Insurance contract liabilities	20,289	306	—	—	20,595
Reinsurance contract liabilities	—	33	—	—	33
Deferred tax	—	—	—	2	2
Other liabilities	—	—	—	1,966	1,966
Total liabilities at 31 Dec 2023	20,289	339	1,002	1,968	23,598
Total equity at 31 Dec 2023	—	—	—	1,151	1,151
Total liabilities and equity at 31 Dec 2023	20,289	339	1,002	3,119	24,749
1‘Life direct participating and investment DPF’ contracts are life direct participating contracts and investment contracts with discretionary participating features.
These are substantially measured under the variable fee approach measurement model.
2‘Life other’ contracts are measured under the general measurement model and mainly includes protection insurance contracts as well as reinsurance contracts.
The reinsurance contracts primarily provide diversification benefits over the life direct participating and investment DPF contracts.
3‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
4'Other financial assets' comprise mainly loans and advances to banks, cash and intercompany balances with other non-insurance legal entities.
5'Other assets and investment properties' includes £19,309m and 'Other liabilities' includes £18,668m in respect of the classification of the French insurance business to held for sale at 31 December 2024. Further details are provided on page 181.
Key risk types
Market risk
(Audited)
Description and exposure
Market risk is the risk of changes in market factors affecting the bank’s capital or profit. Market factors include interest rates, equity and growth assets, credit spreads and foreign exchange rates.
Our exposure varies depending on the type of contract issued. Our most significant life insurance products are contracts with participating features.
These products typically include some form of capital guarantee or guaranteed return on the sums invested by the policyholders, to which bonuses are added if allowed by the overall performance of the funds. For contracts without participating features, some form of guarantee may still exist but the group’s ability to share risks with policyholders will be reduced.  Funds supporting these savings products are primarily invested in fixed income, with a proportion in some cases allocated to other asset classes to provide customers with the potential for enhanced returns.
These products expose the bank to the risk of variation in asset returns, which will impact our participation in the investment performance. In addition, in some scenarios the asset returns can become insufficient to cover the policyholders’ financial guarantees, in which case the shortfall has to be met by the group. Amounts are held against the cost of such guarantees, calculated by stochastic modelling in the larger entities. The cost of such guarantees are generally not material and form part of insurance fulfilment cash flows.
For unit-linked contracts, market risk is substantially borne by the policyholder, but some market risk exposure typically remains as fees earned are related to the market value of the linked assets.
Sensitivities
(Audited)
The following table provides the impacts on the contractual service margin, profit after tax and equity of our insurance manufacturing subsidiaries from reasonably possible effects of changes in selected interest rate, equity price and growth assets scenarios for the year.
These sensitivities are prepared in accordance with current IFRS
Accounting Standards and are based on changing one assumption at a time with other variables being held constant, recognising that in practice such variables could be correlated. All policies and underline investments are in respective functional currencies, no material exposure to foreign exchange rate changes.
Due in part to the impact of the cost of guarantees and hedging strategies which may be in place, the relationship between the contractual service margin, profit after tax and total equity and the risk factors is non-linear. Therefore, the results disclosed should not be extrapolated to measure sensitivities to different levels of stress. For the same reason, the impact of the stress is not necessarily symmetrical on the upside and downside. The sensitivities are stated
before allowance for management actions, which may mitigate the effect of changes in the market environment.
The method used for deriving sensitivity information and significant variables did not change from the previous period.
The sensitivities provided below include the France insurance business which was classified as held for sale. Further details are provided on page 181.

Sensitivity of the group's insurance manufacturing subsidiaries to market risk factors
(Audited)	2024			2023
	Effect on CSM	Effect on profit after tax[1]	Effect on total equity	Effect on CSM	Effect on profit after tax[1]	Effect on total equity
	£m	£m	£m	£m	£m	£m
+100 basis point parallel shift in yield curves	50	6	(19)	5	1	(25)
–100 basis point parallel shift in yield curves	(113)	(13)	12	(59)	(8)	18
+100 basis point shift in credit spreads	(17)	(4)	(29)	(34)	(3)	(30)
–100 basis point shift in credit spreads	8	4	28	36	4	31
10% increase in growth assets[2]	64	21	21	65	32	32
10% decrease in growth assets[2]	(63)	(22)	(22)	(64)	(32)	(32)
1'Effect on profit after tax' in respect for the year.
2'Growth assets' primarily comprise equity securities and investment properties and variability in growth asset fair value constitutes a market risk to insurance manufacturing subsidiaries.
Credit risk
(Audited)
Description and exposure
Credit risk is the risk of financial loss if a customer or counterparty fails to meet their obligation under a contract. It arises in two main risks for our insurance manufacturers:
–the risk associated with credit spread volatility and default by debt security counterparties after investing premiums to generate a return for policyholders and shareholders; and
–the risk of default by reinsurance counterparties and non-
reimbursement for claims made after ceding insurance risk.
The amounts outstanding at the balance sheet date in respect of these items are shown in the table on page 99.
The credit quality of the reinsurers’ share of liabilities under insurance contracts is assessed as ‘satisfactory’ or higher as defined on page
51, with none of the exposure being either past due or impaired
(2023: none).
Credit risk on assets supporting unit-linked liabilities is predominantly borne by the policyholder; therefore our exposure is primarily related to liabilities under non-linked insurance and investment contracts and shareholders’ funds. The credit quality of these financial assets is included in the table on page 70.
The risk associated with credit spread volatility is to a large extent mitigated by holding debt securities to maturity, and sharing a degree of credit spread experience with policyholders.
Liquidity risk
(Audited)
Description and exposure
Liquidity risk is the risk that an insurance operation, though solvent, either does not have sufficient financial resources available to meet its obligations when they fall due, or can secure them only at excessive cost. Liquidity risk may be able to be shared with policyholders for products with participating features.
The remaining contractual maturity of investment contract liabilities is included in Note 4 on page 134.
The amounts of insurance contract liabilities that are payable on demand, excluding the French insurance contract liabilities that were classified as held for sale at 31 December 2024 (further details are provided on page 181), are set out by the product grouping below:

Amounts Payable on Demand
(Audited)
	2024		2023
	Amounts Payable on Demand	Carrying Amount for these Contracts	Amounts Payable on Demand	Carrying Amount for these Contracts
	£m	£m	£m	£m
Life direct participating and investment DPF contracts	3,154	3,165	17,880	20,289
Life other contracts	—	259	—	306
At 31 Dec	3,154	3,424	17,880	20,595
Insurance underwriting risk
(Audited)
Description and exposure
Insurance underwriting risk is the risk of loss through adverse experience, in either timing or amount, of insurance underwriting parameters (non-economic assumptions). These parameters include mortality, morbidity, longevity, lapse and expense rates.
The principal risk we face is that, over time, the cost of the contract, including claims and benefits, may exceed the total amount of premiums and investment income received.
The insurance underwriting risk profile and related exposures remain largely consistent with those observed at 31 December 2023.
Sensitivities
The table below shows the sensitivity of the contractual service margin ('CSM'), profit and total equity to reasonably foreseeable changes in non-economic assumptions across all our insurance manufacturing subsidiaries.
These sensitivities are prepared in accordance with current IFRS
Accounting Standards.
Sensitivity to lapse rates depends on the type of contracts being written. An increase in lapse rates typically has a negative effect on
CSM (and therefore expected future profits) due to the loss of future income on the lapsed policies. However, some contract lapses have a positive effect on profit due to the existence of policy surrender charges. We are most sensitive to a change in lapse rates in France.
Mortality and morbidity risk is typically associated with life insurance contracts. During the year we have revised the sensitivity to mortality and morbidity rates from 10% to 5% to align with reasonably
foreseeable changes, and the comparatives have been restated
accordingly. The effect on profit of an increase in mortality or morbidity depends on the type of business being written.
Expense rate risk is the exposure to a change in the allocated cost of administering insurance contracts. To the extent that increased expenses cannot be passed on to policyholders, an increase in expense rates will have a negative effect on our profits. This risk is generally greatest for smaller entities.
The impact of changing insurance underwriting risk factors is primarily absorbed within the CSM, unless contracts are onerous in which case the impact is directly to profit. The impact of changes to the CSM is released to profits over the expected coverage periods of the related insurance contracts.
The sensitivities provided below include the French insurance business which was classified as held for sale at 31 December 2024.
Further details are provided on page 181.

Sensitivity of group's insurance manufacturing subsidiaries to insurance underwriting risk factors[1]
(Audited)
	At 31 Dec 2024
	Effect on CSM	Effect on profit after tax[2]	Effect on total equity
	£m	£m	£m
10% increase in lapse rates	(52)	(5)	(5)
10% decrease in lapse rates	57	5	5
5% increase in mortality and/or morbidity rates	(14)	—	—
5% decrease in mortality and/or morbidity rates	15	1	1
10% increase in expense rates	(28)	(3)	(3)
10% decrease in expense rates	28	3	3
	At 31 Dec 2023
10% increase in lapse rates	(55)	(8)	(8)
10% decrease in lapse rates	58	7	7
5% increase in mortality and/or morbidity rates[3]	(14)	(3)	(3)
5% decrease in mortality and/or morbidity rates[3]	15	2	2
10% increase in expense rates	(27)	(3)	(3)
10% decrease in expense rates	27	3	3
1The sensitivities impacts are provided after considering the impacts of reinsurance contracts held as risk mitigation.
2'Effect on profit after tax' in respect for the year.
3During the year the sensitivity to mortality and morbidity rates have been changed from 10% to 5% and the comparatives have been restated accordingly.